[FRONT COVER]

STATE STREET RESEARCH
AURORA FUND

SEMIANNUAL REPORT

March 31, 1998

WHAT'S INSIDE

Investment Update

About the Fund, economy
and markets

Fund Information

Facts and Figures

Plus, Complete Portfolio Holdings
and Financial Statements

[DALBAR LOGO]

  For Excellence
        in
Shareholder Service

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] The last quarter of 1997 and the first quarter of 1998 were periods of solid economic growth, marked by low inflation and strong investment returns. Unemployment and interest rates remain low, and consumer confidence continues at near-record highs.

[bullet] Favorable economic factors have stimulated a boom in the housing market and stronger-than-expected retail sales.

[bullet] An economic crisis in Southeast Asia raised concerns about the potential impact on U.S. exports and profits at multinational companies. However, the effects have yet to be felt on American companies.

The Markets

[bullet] The S&P 500, a broad measure of common stock performance, gained
         17.21% for the six-month period.(1) Small stocks were strong at the beginning of the period, then gave back some of their gains as turmoil in Southeast Asia led a retreat to large-capitalization brand-name companies. Small stocks picked up again in March, the final month of the reporting period.

[bullet] Bonds gained momentum at the beginning of the six-month period, as long-term interest rates plunged below 6.0%, then delivered modest gains in the second half. High-yield bonds were among the quarter's strongest performers. Mortgage bonds held up well, despite concerns that refinancing could become a negative factor in the period ahead.

THE FUND

Over the past six months

[bullet] For the six months ended March 31, 1998, Class A shares of Aurora Fund returned +6.40% (does not reflect sales charge.)(2) The Fund lagged the Russell 2000 Value Index, which gained 10.17% for the period, but led the average small-company fund, which gained 5.32% according to Lipper Analytical Services.

[bullet] The Fund's investments in energy companies, especially those in the oil service segment, were a drag on performance.

[bullet] Investments in telecommunications and financial services stocks performed well. Demand for new products and expanded service remained high among telecommunications equipment companies. Stable interest rates, merger activity and strong investment markets helped financial companies.

Current strategy

[bullet] The manager continues to search for companies that sell at reasonable valuations and offer more than one opportunity for improving prospects.

March 31, 1998

(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The Russell 2000 Value Index is a weighted index comprised of the 2000 smallest stocks within the Russell 3000 (a weighted index of the 3000 largest capitalized U.S. companies). The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+5.98% for Class B shares; +6.03% for Class C shares; +6.51% for Class S shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. "S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred, sales charges, where applicable.

(5)Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

Because the Fund invests in special situation companies, an investment in the Fund may involve greater-than-average risk and above average price fluctuation. Small-company stocks are more volatile than large-company stocks.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1998)
--------------------------------------------------------------------------------
SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3),(4),(5)

--------------------------------------------------------------------------------
               Life of Fund
             (since 2/13/95)      3 Years        1 Year
            -----------------   -----------   -----------
Class A           41.07%          42.08%        50.21%
---------         -----           -----         -----
Class B           41.61%          42.68%        51.01%
---------         -----           -----         -----
Class C           41.91%          43.17%        55.01%
---------         -----           -----         -----
Class S           43.50%          44.64%        57.57%
--------------------------------------------------------------------------------

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

Top 10 Holdings
(by percentage of net assets)

 (1) Wyman-Gordon   Aerospace components                 2.5%

 (2) Exide   Battery company                             2.3%

 (3) Core Capital   Mortgage finance                     2.1%

 (4) Coherent   Laser systems                            1.9%

 (5) Excel Industries   Automotive parts/equipment       1.8%

 (6) Simpson Industries   Automotive parts/equipment     1.7%

 (7) Wolverine Tube   Copper tubing                      1.5%

 (8) Ryerson Tull   Steel service center                 1.4%

 (9) Mississippi Chemical   Fertilizer manufacturer      1.4%

(10) Steinway   Musical instruments                      1.3%

These securities represent an aggregate of 17.9% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)

-------------------------------- [Bar Chart] -----------------------------------

                      Automotive               8.6%

                      Business service         8.4%

                      Machinery                8.4%

                      Metals and mining        7.3%

                      Chemical                 4.8%

                      Total: 37.5%

--------------------------------------------------------------------------------

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
COMMON STOCKS 93.5%
Basic Industries 25.8%
Chemical 4.8%
Agrium Inc. ....................................     265,900     $ 3,755,837
Amcol International Corp.* .....................      15,000         226,875
American Pacific Corp.* ........................     308,500       3,297,094
BetzDearborn Inc. ..............................      20,000       1,128,750
Cambrex Corp.* .................................       6,450         324,919
Chart Industries Inc. ..........................      47,000       1,398,250
Chemi-Trol Chemical Co.* .......................      15,300         345,206
Curagen Corp.* .................................      97,900       1,131,969
Geon Co. .......................................     175,000       3,915,625
Hawkins Chemical Inc.* .........................      40,100         451,125
Lilly Industrial Inc. Cl. A* ...................     143,500       2,834,125
M.A. Hanna Co. .................................      50,000       1,221,875
Mississippi Chemical Corp. .....................     445,700       8,941,856
Stepan Chemical Co.* ...........................      85,600       2,600,100
                                                                 -----------
                                                                  31,573,606
                                                                 -----------
Diversified 1.1%
Apogee Enterprises Inc. ........................     100,000       1,325,000
Commercial Intertech Corp. .....................      92,800       2,215,600
International Manufacturing Services Inc.
   Cl. A* ......................................      33,500         272,187
Noel Group Inc.* ...............................     102,000         267,750
Quixote Corp. ..................................      10,000         100,000
Recoton Corp.* .................................      94,000       2,467,500
Titan International Inc. .......................      30,000         577,500
                                                                 -----------
                                                                   7,225,537
                                                                 -----------
Electrical Equipment 0.7%
Asia Pacific Wire & Cable Corp. Ltd.* ..........     102,000         816,000
Channell Commercial Corp.* .....................      90,000         866,250
Compass Plastics & Technologies Inc.* ..........      90,000         579,375
Hughes Supply Inc. .............................      12,000         434,250
Hybrid Networks Inc.* ..........................       4,500          32,063
JPM Co.* .......................................      45,000         663,750
Methode Electronics Inc. Cl. A .................      97,000       1,448,937
T. B. Woods Corp. ..............................       6,000         137,625
                                                                 -----------
                                                                   4,978,250
                                                                 -----------
Forest Product 0.1%
Gaylord Container Corp. Cl. A* .................      40,000         297,500
Gaylord Container Corp. Wts.* ..................         200           1,525
Morgan Products Ltd.* ..........................      50,500         277,750
                                                                 -----------
                                                                     576,775
                                                                 -----------

                                                                     Value
                                                      Shares       (Note 1)
                                                 --------------- ---------------
Machinery 8.4%
ADE Corp.* .....................................       7,000     $   118,563
Axsys Technologies Inc.* .......................      40,000       1,060,000
CTB International Corp.* .......................      42,000         721,875
DT Industries Inc.* ............................      77,500       2,974,062
Gleason Corp.* .................................      16,000         561,000
Hanover Compressor Co.* ........................      58,400       1,460,000
Howmet International Inc.* .....................     151,700       2,711,637
ICF Kaiser International Inc.* .................     265,600         780,200
Instron Corp. ..................................      73,700       1,400,300
Intermet Corp.* ................................     212,700       4,785,750
International Comfort Products Inc.* ...........      76,300         677,163
ITEQ Inc.* .....................................      28,200         401,850
Keystone Automotive Industries Inc.* ...........      20,000         477,500
Middleby Corp.* ................................     225,700       1,608,112
Miller Industries Inc.* ........................      75,000         548,438
OmniQuip International Inc.* ...................      16,000         396,000
Penn Engineering & Manufacturing Corp. .........     154,700       3,940,016
Pentacon Inc.* .................................      35,000         490,000
Rofin-Sinar Technologies Inc.* .................       3,000          57,750
Specialty Equipment Companies Inc.* ............     216,000       4,401,000
Sun Hydraulics Inc.* ...........................      19,000         270,750
Thermadyne Holdings Corp.* .....................     192,100       6,507,387
Tokheim Corp.* .................................     342,300       6,246,975
Varlen Corp. ...................................      72,000       2,772,000
Wolverine Tube Inc.* ...........................     242,600       9,734,325
                                                                 -----------
                                                                  55,102,653
                                                                 -----------
Metal & Mining 7.3%
Carbide / Graphite Group Inc.* .................      45,000       1,350,000
Carpenter Technology Corp.* ....................      46,000       2,484,000
Chase Industries Inc.* .........................      53,400       1,652,063
Cleveland Cliffs Inc. ..........................      10,000         537,500
Commonwealth Industries Inc.* ..................     231,000       4,028,062
Easco Inc. .....................................      61,700         940,925
Global Industrial Technologies Inc. ............     327,500       5,403,750
Huntco Inc. Cl. A* .............................       5,000          71,875
Interlake Corp.* ...............................      25,000         118,750
Keystone Consolidated Industries Inc.* .........      10,197         124,276
Ladish Inc.* ...................................     215,400       3,311,775
N.N. Ball & Roller Inc. ........................     122,300       1,322,369
NS Group Inc.* .................................      10,000         146,250
Olympic Steel Inc.* ............................      20,000         277,500
Ryerson Tull Inc. Cl. A* .......................     474,500       9,134,125
Special Metals Corp.* ..........................      23,400         380,250
Webco Industries Inc.* .........................      49,500         433,125
Wyman-Gordon Co.* ..............................     707,800      16,190,925
                                                                 -----------
                                                                  47,907,520
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                                    Value
                                                     Shares       (Note 1)
                                                --------------- ----------------
Railroad 2.6%
ABC Rail Products Corp.* ......................      24,000     $    429,000
Genesee & Wyoming Inc. Cl. A* .................     180,600        4,763,325
Johnstown America Industries Inc.* ............     114,000        1,866,750
OMI Corp. .....................................     495,000        4,455,000
RailTex Inc.* .................................      38,000          627,000
Tranz Rail Holdings Ltd. ADR* .................     443,600        4,713,250
                                                                ------------
                                                                  16,854,325
                                                                ------------
Truckers 0.8%
C.H. Robinson Worldwide* ......................      37,300          969,800
Jevic Transportation Inc.* ....................     245,900        3,688,500
Smithway Motor Xpress Corp. Cl. A* ............      20,000          297,500
Trailer Bridge Inc.* ..........................      54,900          545,569
                                                                ------------
                                                                   5,501,369
                                                                ------------
Total Basic Industries ......................................    169,720,035
                                                                ------------
Consumer Cyclical 23.1%
Airline 0.8%
America West Holdings Corp. Cl. B* ............     150,000        3,843,750
Virgin Express Holdings PLC ADR* ..............      68,000        1,615,000
                                                                ------------
                                                                   5,458,750
                                                                ------------
Automotive 8.6%
Aftermarket Technology Corp.* .................      15,000          331,875
Borg-Warner Automotive Inc. ...................      75,000        4,809,375
Budget Group Inc. Cl. A* ......................      19,000          712,500
Collins & Aikman Corp.* .......................      40,000          365,000
Control Devices Inc.* .........................     206,000        3,167,250
Defiance Inc. .................................     132,000        1,089,000
Dura Automotive Systems Inc.* .................      30,000          963,750
Echlin Inc. ...................................      10,000          524,375
Excel Industries Inc.* ........................     562,500       11,601,562
Exide Corp. ...................................     886,300       15,011,706
Gencorp Inc.* .................................      15,000          461,250
Group 1 Automotive Inc.* ......................     162,200        1,774,062
Lund International Holdings Inc.* .............      21,000          283,500
Motorcar Parts & Accessories Inc. .............      39,000          694,688
Simpson Industries Inc.* ......................     778,700       10,901,800
Sonic Automotive Inc.* ........................     100,000        1,725,000
Stoneridge Inc.* ..............................      42,600          852,000
TransPro Inc. .................................     138,700        1,092,263
Walbro Corp.* .................................      25,000          306,250
Wescast Industries Inc. Cl. A .................       5,000          146,875
                                                                ------------
                                                                  56,814,081
                                                                ------------

                                                                       Value
                                                     Shares          (Note 1)
                                                --------------- ----------------
Building 2.9%
Bluegreen Corp.* ..............................     120,000     $ 1,005,000
Cameron Ashley Inc.* ..........................       7,000         128,188
Castle & Cooke Inc.* ..........................      28,000         470,750
Centex Construction Products Inc. .............      14,500         528,344
Dal-Tile International Inc.* ..................      31,000         401,062
Dayton Superior Corp. Cl. A* ..................      18,000         363,375
Dycom Industries Inc.* ........................      15,000         420,937
Interface Inc. Cl. A* .........................      85,000       3,532,812
Kevco Inc.* ...................................     178,000       3,315,250
Morrison Knudsen Corp.* .......................      25,000         279,688
Nortek Inc.* ..................................     126,500       4,048,000
Shelby Williams Industries Inc. ...............      20,000         298,750
Simpson Manufacturing Inc.* ...................       4,000         163,000
Stimsonite Corp.* .............................     134,500         882,656
Triangle Pacific Corp.* .......................      88,000       3,344,000
                                                                -----------
                                                                 19,181,812
                                                                -----------
Hotel & Restaurant 1.2%
Primadonna Resorts Inc.* ......................     389,000       6,126,750
Silverleaf Resorts Inc.* ......................      37,000         890,313
Total Entertainment Restaurant Corp.* .........      10,000          70,000
Trendwest Resorts Inc.* .......................      39,000         736,125
Vistana Inc.* .................................      11,000         291,500
                                                                -----------
                                                                  8,114,688
                                                                -----------
Photography 1.4%
CPI Corp.* ....................................      54,600       1,382,062
Imation Corp.* ................................     401,800       7,433,300
                                                                -----------
                                                                  8,815,362
                                                                -----------
Recreation 3.2%
Alliance Gaming Corp.* ........................     155,000         842,812
Audio Book Club Inc.* .........................       5,000          23,125
Bakou USA Inc.* ...............................      56,500         925,187
Championship Auto Racing Teams, Inc.* .........      49,000         906,500
Cineplex Odeon Corp.* .........................      20,000          33,750
HMG Worldwide Corp.* ..........................      22,000          26,813
K2 Inc. .......................................      25,600         571,200
Lewis Galoob Toys Inc.* .......................      26,000         258,375
Panavision Inc.* ..............................      43,200       1,136,700
Polaris Industries Inc. .......................      40,000       1,480,000
Rawlings Sporting Goods Co.* ..................     104,200       1,419,725
Rockshox Inc.* ................................      71,000         539,156
Safety First Inc.* ............................         500           4,188
SFX Entertainment Inc. Cl. A* .................      10,000         240,000
Steinway Musical Instruments Inc.* ............     271,500       8,806,781
Sturm Ruger & Company Inc.* ...................     125,000       2,578,125
West Coast Entertainment Corp.* ...............     390,000       1,243,125
                                                                -----------
                                                                 21,035,562
                                                                -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Value
                                                       Shares          (Note 1)
                                                  --------------- --------------
Retail Trade 3.9%
Acorn Products Inc.* ............................      53,800     $    517,825
Burlington Coat Factory Warehouse Corp. .........      69,000        1,198,875
Childrens Place Retail Stores Inc.* .............      15,000          135,000
Cole National Corp. Cl. A* ......................     151,000        5,832,375
Corporate Express Inc.* .........................     200,690        2,000,628
CSK Auto Corp.* .................................      58,100        1,307,250
DSI Toys Inc.* ..................................       8,000           15,750
EKCO Group Inc.* ................................      10,000           70,625
Finlay Enterprises Inc.* ........................     136,300        3,467,131
Footstar Inc.* ..................................      40,700        1,465,200
Friedman's Inc Cl. A* ...........................      37,200          755,625
Mark Brothers Jewelers Inc.* ....................     150,000        2,971,875
Meadowcraft Inc.* ...............................      51,000          745,875
RDO Equipment Co. Cl. A* ........................     114,600        1,719,000
SED International Holdings Inc.* ................     182,900        2,080,488
Steelcase Inc.* .................................      24,600          897,900
TBC Corp.* ......................................      38,000          380,000
York Group Inc. .................................       3,000           55,500
Zale Corp.* .....................................       8,500          245,438
                                                                  ------------
                                                                    25,862,360
                                                                  ------------
Textile & Apparel 1.1%
Carlyle Industries Inc.* ........................     110,939          152,541
Chic By H.I.S. Inc.* ............................      30,000          271,875
Columbia Sportswear Co.* ........................       7,500          158,438
Hirsch International Corp. Cl. A* ...............     375,200        3,470,600
Marisa Christina Inc.* ..........................      10,000           45,000
Novel Denim Holdings Ltd.* ......................       3,000           82,125
Oshkosh B' Gosh Inc. Cl. A ......................      68,000        2,715,750
                                                                  ------------
                                                                     6,896,329
                                                                  ------------
Total Consumer Cyclical .......................................    152,178,944
                                                                  ------------
Consumer Staple 20.7%
Business Service 8.4%
Amerco* .........................................     218,700        6,725,025
American Pad & Paper Co.* .......................      70,000          507,500
American Residential Services Inc.* .............     123,000        1,222,312
American Waste Savings Inc. Cl. A* ..............     100,000          393,750
Beacon Capital Partners Inc.*+ ..................     120,000        2,400,000
BioReliance Corp.* ..............................      37,200          613,800
Bridgestreet Accommodations Inc.* ...............      34,000          365,500
Career Education Corp.* .........................      40,100          882,200
Carriage Services, Inc. Cl. A* ..................      14,000          336,000
Casella Waste Systems Inc. Cl. A* ...............      56,000        1,480,500
Comfort Systems USA Inc.* .......................      51,000        1,102,875
Complete Management Inc.* .......................      25,000          212,500

                                                                      Value
                                                       Shares       (Note 1)
                                                  --------------- --------------
Core Capital Inc. Cl. A*+ .......................     300,000     $ 13,689,000
DIANON Systems Inc.* ............................       5,000           48,750
Dollar Thrifty Automotive Group* ................      73,800        1,660,500
Edutrek International Inc. Cl. A* ...............      23,100          511,087
Envirosource Inc.* ..............................     454,700        1,051,494
Fair, Issac & Company Inc.* .....................      20,000          755,000
Firearms Training Systems Inc. Cl. A* ...........     380,000        3,420,000
First Consulting Group, Inc.* ...................      12,000          247,500
Flow International Corp.* .......................       5,000           50,938
GNI Inc.* .......................................       5,000           32,500
Integrated Systems Consulting Group* ............      57,000          790,875
International Total Services Inc.* ..............     160,000        2,980,000
Lydall Inc.* ....................................      72,000        1,300,500
Market Facts Inc.* ..............................      22,000          434,500
Marquee Group Inc.* .............................     482,000        1,958,125
National Research Corp.* ........................      12,000          105,750
OrthAlliance Inc. Cl. A* ........................       5,000           70,000
Pameco Corp.* ...................................      11,100          203,963
Pierce Leahy Corp.* .............................      43,000        1,088,437
ProMedCo Management Co.* ........................      50,000          728,125
Protection One Inc.* ............................      47,000          628,625
RCM Technologies Inc.* ..........................      18,000          483,750
Right Management Consultants Inc.* ..............     122,700        1,457,062
Ritchie Brothers Auctioneers Inc.* ..............      97,900        2,355,719
Staffing Resources Inc.* ........................       6,500           45,500
Stratesec Inc.* .................................      34,000           85,000
Todd-AO Corp. ...................................      45,000          475,313
Vestcom International Inc.* .....................      36,000          375,750
Waddell & Reed Financial Inc. Cl. A* ............      74,000        1,924,000
Waste Industries Inc.* ..........................      15,500          305,156
                                                                  ------------
                                                                    55,504,881
                                                                  ------------
Container 2.5%
ACX Technologies Inc.* ..........................      51,800        1,239,963
Bway Corp.* .....................................       9,000          232,875
Gundle / SLT Environmental Inc.* ................      88,100          462,525
Home Products International Inc.* ...............      48,000          774,000
Intertape Polymer Group Inc.* ...................      40,000          925,000
Ivex Packaging Corp.* ...........................     110,200        2,699,900
Rock-Tenn Co. Cl. A* ............................      56,950          907,641
Sealright Company Inc.* .........................       3,000           41,250
Shorewood Packaging Corp.* ......................      65,000        1,742,812
Silgan Holdings Inc.* ...........................       6,000          210,750
Trinity Industries Inc. .........................      35,000        1,920,625
U.S. Can Corp.* .................................     117,900        2,092,725
Ultra Pac Inc.* .................................     205,000        3,126,250
                                                                  ------------
                                                                    16,376,316
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
Drug 0.4%
Chirex Inc.* ...................................       25,000    $   473,438
Martek Biosciences Corp.* ......................       13,500        205,031
Mycogen Corp.* .................................       87,500      1,591,406
Nutraceutical International Corp.* .............       22,000        484,000
Province Healthcare Co.* .......................       13,000        341,250
                                                                 -----------
                                                                   3,095,125
                                                                 -----------
Food & Beverage 3.2%
American Italian Pasta Co. Cl. A* ..............       17,000        614,125
Authentic Specialty Foods Inc.* ................      134,000      1,616,375
Beringer Wine Estates Holdings, Inc. Cl. B*            43,000      2,219,875
BJ's Wholesale Club Inc.* ......................       23,000        897,000
Coca-Cola Bottling Co.* ........................        2,500        144,375
Corn Products International Inc.* ..............       55,000      1,973,125
Darling International Inc.* ....................       90,400        779,700
Garden Fresh Restaurant Corp.* .................        7,000        130,813
Hussmann International Inc.* ...................       50,000        937,500
International Home Foods Inc.* .................       72,000      2,394,000
Keebler Foods Co.* .............................       76,000      2,280,000
Northland Cranberries Inc. Cl. A* ..............       40,000        630,000
Robert Mondavi Corp. Cl. A* ....................      100,000      4,125,000
Star Buffet Inc.* ..............................       26,000        432,250
Zapata Corp.* ..................................      125,000      1,765,625
                                                                 -----------
                                                                  20,939,763
                                                                 -----------
Hospital Supply 1.1%
Arrow International Inc. .......................       10,000        343,750
Centennial Healthcare Corp.* ...................       15,500        389,437
Circon Corp.* ..................................       20,000        333,750
CN Biosciences Inc.* ...........................       33,000        858,000
Healthplan Services Corp. ......................        5,000        131,562
Hyseq Inc.* ....................................        5,000         62,500
Invivo Corp.* ..................................      198,700      2,185,700
Lunar Corp.* ...................................      100,000      1,993,750
SeaMed Corp.* ..................................       11,000        189,750
Sunrise Medical Inc.* ..........................        1,000         15,938
Trigon Healthcare Inc.* ........................       10,000        300,625
Vista Medical Technologies Inc.* ...............       39,000        433,875
                                                                 -----------
                                                                   7,238,637
                                                                 -----------
Personal Care 1.5%
Bush Boake Allen Inc.* .........................      153,600      4,896,000
Carson Inc. Cl. A* .............................       36,400        366,275
Castle Dental Centers Inc.* ....................        8,100         93,150
First Brands Corp. .............................       80,000      1,995,000
Mac-Gray Corp.* ................................       12,000        199,500
Monarch Dental Corp.* ..........................       19,000        325,375
Polymer Group Inc.* ............................      150,000      1,959,375
                                                                 -----------
                                                                   9,834,675
                                                                 -----------


                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
Printing & Publishing 2.4%
American Media Inc. Cl. A* .....................    1,088,700    $  8,573,512
Central Newspapers Inc. Cl. A ..................        3,000         213,188
Hollinger International, Inc. Cv. Pfd. .........      178,000       2,547,625
Houghton Mifflin Co. ...........................       25,000         796,875
Journal Register Co.* ..........................       16,900         352,788
McClatchy Newspapers Inc. Cl. A ................       23,000         685,687
Pulitzer Publishing Co.* .......................       31,200       2,492,100
                                                                 ------------
                                                                   15,661,775
                                                                 ------------
Tobacco 1.2%
800-JR CIGAR Inc.* .............................       35,500         710,000
Dimon Inc. .....................................      232,000       3,871,500
Standard Commercial Corp.* .....................      198,140       3,157,856
                                                                 ------------
                                                                    7,739,356
                                                                 ------------
Total Consumer Staple ..........................................  136,390,528
                                                                 ------------
Energy 3.4%
Oil 1.0%
Arakis Energy Corp.* ...........................      280,000         560,000
Crystal Oil Co.* ...............................        3,800         159,600
KCS Energy Inc. ................................      105,000       1,680,000
Maxx Petroleum Ltd.* ...........................    1,900,000       2,493,750
Nuevo Energy Co.* ..............................       18,000         644,625
Pease Oil & Gas Co.* ...........................      100,000         100,000
Probe Exploration Inc.*[dbldag] ................      277,800       1,019,557
                                                                 ------------
                                                                    6,657,532
                                                                 ------------
Oil Service 2.4%
American Oilfield Divers Inc.* .................      375,200       5,416,950
Atwood Oceanics Inc.* ..........................       56,200       3,038,313
Daniel Industries Inc. .........................       30,000         601,875
Fred Olsen Energy ASA ADR* .....................       54,100         950,791
Gulfmark Offshore Inc.* ........................       15,000         412,500
Stolt Comex Seaway SA* .........................       48,000       1,209,000
TMBR / Sharp Drilling Inc.* ....................      132,600       1,524,900
Transcoastal Marine Services Inc.* .............      125,500       1,341,281
Willbros Group Inc.* ...........................       67,500       1,109,531
                                                                 ------------
                                                                   15,605,141
                                                                 ------------
Total Energy ....................................................  22,262,673
                                                                 ------------
Finance 6.2%
Bank 0.5%
AMBANC Holding Co. Inc.* .......................        6,000         114,000
Ambase Corp.* ..................................        5,000          20,200
Bank of the Ozarks Inc.* .......................       24,000         720,000
First International Bancorp Inc.* ..............        7,000         112,875
ITLA Capital Corp.* ............................        4,000          85,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                                                         Value
                                                       Shares          (Note 1)
                                                  --------------- ------------------
Bank (cont'd)
Life Financial Corp.* ...........................      91,000     $  1,820,000
Meritor Savings Bank* ...........................      60,000          213,750
Republic Banking Corp. of Florida* ..............      15,000          268,125
                                                                  ------------
                                                                     3,353,950
                                                                  ------------
Financial Service 4.7%
Affiliated Managers Group Inc.* .................      27,000          941,625
American Capital Strategies Ltd.* ...............      95,000        2,101,875
American Residential Investment Trust ...........      93,000        1,116,000
Cabot Industrial Trust* .........................      69,000        1,643,062
CIT Group Inc. Cl. A ............................     100,000        3,262,500
Delta Financial Corp.* ..........................     140,200        2,427,212
Entertainment Properties Trust ..................     369,200        7,245,550
FCA International Inc.* .........................      59,900          397,403
Gentra Inc.* ....................................      12,000           41,331
Gilman & Ciocia Inc.* ...........................      53,900          693,962
Imperial Credit Commercial Mortgage
   Investment Corp.* ............................     185,000        2,775,000
Linc Capital Inc.* ..............................      67,000        1,139,000
Mego Financial Corp.* ...........................      48,200          251,544
MoneyGram Payment Systems Inc.* .................      31,000          468,875
New Century Financial Corp.* ....................      47,500          469,063
S.L. Green Realty Corp. .........................      27,000          690,188
Security Capital Group Inc. Cl. B* ..............      30,000          922,500
Tower Realty Trust Inc. .........................     178,400        4,393,100
Triad Park LLC* .................................      10,000           18,000
Willis Lease Finance Corp.* .....................       6,000          134,250
                                                                  ------------
                                                                    31,132,040
                                                                  ------------
Insurance 1.0%
American Safety Insurance Group Ltd.* ...........      12,000          162,000
Fidelity National Financial Inc.* ...............      38,610        1,418,918
Foremost Corp. ..................................     109,400        2,680,300
Paula Financial* ................................      48,800        1,159,000
Stirling Cooke Brown Holdings Ltd.* .............      29,000          775,750
                                                                  ------------
                                                                     6,195,968
                                                                  ------------
Total Finance .................................................     40,681,958
                                                                  ------------
Science & Technology 13.1%
Aerospace 0.8%
Curtiss-Wright Corp. ............................     120,000        4,650,000
Doncasters PLC ADR* .............................      22,900          598,262
First Aviation Services Inc.* ...................      35,000          214,375
                                                                  ------------
                                                                     5,462,637
                                                                  ------------

                                                                      Value
                                                       Shares       (Note 1)
                                                  --------------- --------------
Computer Software & Service 3.3%
Advantage Learning Systems Inc.* ................      14,500     $   498,438
Bell & Howell Co.* ..............................     260,500       7,147,469
Best Software Inc.* .............................     210,000       3,176,250
Box Hill Systems Corp.* .........................      54,000         691,875
Corsair Communications Inc.* ....................       6,000         112,875
DRS Technologies Inc.* ..........................      56,500         783,937
Duane Reade Inc.* ...............................       5,000         127,813
Eidos PLC ADR* ..................................      45,000         849,375
Exodus Communications Inc.* .....................       5,800         162,400
H.T.E. Inc.* ....................................     110,000       2,488,750
Information Management Associates Inc.* .........      59,000         789,125
Information Storage Devices Inc.* ...............       3,000          17,156
InTEST Corp.* ...................................      66,000         589,875
ISS Group Inc.* .................................       8,500         330,438
J.D. Edwards & Co.* .............................      51,800       1,693,212
Larscom Inc. Cl. A* .............................       1,100           9,109
Ontrack Data International Inc.* ................      30,000         487,500
Pegasus Systems Inc.* ...........................      15,000         386,250
Phoenix International Inc.* .....................      10,000         230,000
Puma Technology Inc.* ...........................      92,500         566,562
QAD Inc.* .......................................      25,000         367,188
SeaChange International Inc.* ...................         100             700
Template Software Inc.* .........................      11,000         134,750
Titan Corp.* ....................................      10,000          65,625
Walsh International Inc.* .......................      17,000         263,500
                                                                  -----------
                                                                   21,970,172
                                                                  -----------
Electronic Components 4.7%
Alpha Technologies Group Inc.* ..................      40,000         187,500
BEI Electronics Inc.* ...........................     215,000         886,875
BEI Technologies Inc.* ..........................     300,000       5,062,500
BMC Industries Inc.* ............................     281,200       5,465,825
DeCrane Aircraft Holdings Inc.* .................      74,000       1,313,500
Denison International PLC ADR* ..................     263,200       4,869,200
Electro Scientific Industries Inc.* .............       5,000         193,125
Fusion Systems Corp.* ...........................       1,000             219
Kemet Corp.* ....................................     137,000       2,543,062
Kulicke & Soffa Industries Inc.* ................      15,000         326,250
Optek Technology Inc.* ..........................     182,600       4,679,125
Peak International Ltd.* ........................      27,000         685,125
Power-One Inc.* .................................      61,000       1,037,000
Reliability Inc.* ...............................      54,000         648,000
Reptron Electronics Inc.* .......................     245,000       2,817,500
Richey Electronics Inc.* ........................      10,000          98,750
                                                                  -----------
                                                                   30,813,556
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                                Value
                                                  Shares       (Note 1)
                                                ---------- ---------------
Electronic Equipment 3.7%
Aehr Test Systems Inc.* .......................   4,800    $     28,800
ATMI Inc.* ....................................  35,000       1,058,750
Benchmarq Microelectronics Inc.* .............. 100,000       1,725,000
Brooks Automation Inc.* .......................  23,000         362,250
Coherent Inc.* ................................ 528,000      12,771,000
Detection Systems Inc.* ....................... 137,400       1,631,625
FARO Technologies Inc.* .......................  88,400       1,060,800
Flir Systems Inc.* ............................   7,500         151,875
General Scanning Inc.* ........................  30,000         645,000
Helix Technology Corp.* .......................  10,000         200,000
Igen International, Inc.* .....................  65,000       2,754,375
Instrumentation Laboratories SPA ADR* .........  40,000          90,000
Mackie Designs Inc.* ..........................  15,000         105,000
Novametrix Medical Systems Inc.* .............. 133,000       1,014,125
Pioneer-Standard Electronics Inc. .............  17,000         208,250
Plantronics Inc.* .............................  16,000         655,000
Positron Fiber Systems Corp. Cl. A* ...........  31,300         240,619
Silicon Valley Group Inc.* ....................   1,000          19,500
                                                           ------------
                                                             24,721,969
                                                           ------------
Office Equipment 0.6%
CompX International Inc. Cl. A* ...............  39,100         913,963
Davel Communications Group* ...................   8,000         205,000
Exabyte Corp.* ................................ 298,000       2,570,250
                                                           ------------
                                                              3,689,213
                                                           ------------
Total Science & Technology .............................     86,657,547
                                                           ------------
Utility 1.2%
Natural Gas 0.1%
Continental Natural Gas Inc.* .................  30,000         300,000
TransTexas Gas Corp.* .........................  32,500         509,844
                                                           ------------
                                                                809,844
                                                           ------------
Telephone 1.1%
Global Telesystems Group Inc.* ................  31,000       1,449,250
Metromedia Fiber Network Inc. Cl. A* ..........  87,000       2,925,375
NACT Telecommunications Inc.* .................  20,000         442,500
NEXTLINK Communications Inc. Cl. A* ...........  45,000       1,445,625
Peoples Telephone Co.* ........................ 170,000         541,875
PhoneTel Technologies Inc.* ................... 200,000         400,000
                                                           ------------
                                                              7,204,625
                                                           ------------
Total Utility ..........................................      8,014,469
                                                           ------------
Total Common Stocks (Cost $541,611,856).................    615,906,154
                                                           ------------

                                           Principal     Maturity          Value
                                            Amount         Date          (Note 1)
                                        -------------- -----------   ----------------
SHORT-TERM OBLIGATIONS 6.8%
Chevron U.S.A. Inc., 5.55% ............ $17,000,000    4/01/1998      $ 17,000,000
Ford Motor Credit Co., 5.62% ..........   1,117,000    4/06/1998         1,117,000
General Electric Capital Corp.,
  5.54% ...............................   1,527,000    4/06/1998         1,527,000
General Electric Capital Corp.,
  5.60% ...............................  15,595,000    4/09/1998        15,595,000
Norwest Financial Inc., 5.54% .........   9,655,000    4/06/1998         9,655,000
                                                                      ------------
Total Short-Term Obligations (Cost $44,894,000)...................      44,894,000
                                                                      ------------
Total Investments (Cost $586,505,856)--100.3%.....................     660,800,154
Other Assets, Less Liabilities--(0.3%) ...........................      (2,201,536)
                                                                      ------------
Net Assets--100.0% ...............................................    $658,598,618
                                                                      ============

Federal Income Tax Information:

At March 31, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $586,518,336 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ..........................................   $99,744,958
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ........................................   (25,463,140)
                                                        -----------
                                                        $74,281,818
                                                        ===========

--------------------------------------------------------------------------------
*Nonincome-producing securities.

 ADR stands for American Depositary Receipt, representing ownership of foreign securities.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at March 31, 1998 were $15,900,000 and $16,089,000 (2.44% of net assets), respectively.

[dbldag]Security restricted as to public resale. The total cost and market value of restricted securities owned at March 31, 1998 were $414,535 and $1,019,557 (0.15% of net assets), respectively.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

Assets
Investments, at value (Cost $586,505,856) (Note 1)....................  $660,800,154
Receivable for securities sold .......................................     2,066,565
Receivable for fund shares sold ......................................       752,707
Dividends and interest receivable ....................................       625,104
Deferred organization costs and other assets (Note 1) ................        85,623
                                                                        ------------
                                                                         664,330,153
Liabilities
Payable for securities purchased .....................................     2,830,654
Payable for fund shares redeemed .....................................     1,078,921
Accrued management fee (Note 2) ......................................       869,270
Accrued distribution and service fees (Note 4) .......................       766,214
Payable to custodian .................................................        92,342
Accrued trustees' fees (Note 2) ......................................        18,761
Other accrued expenses ...............................................        75,373
                                                                        ------------
                                                                           5,731,535
                                                                        ------------
Net Assets                                                              $658,598,618
                                                                        ============
Net Assets consist of:
 Unrealized appreciation of investments ..............................   $74,294,298
 Accumulated net realized gain .......................................    18,341,042
 Paid-in capital .....................................................   565,963,278
                                                                        ------------
                                                                        $658,598,618
                                                                        ============
Net Asset Value and redemption price per share of
  Class A shares ($216,885,262 [divided by] 9,957,436 shares).........        $21.78
                                                                              ======
Maximum Offering Price per share of Class A shares
  ($21.78 [divided by] .955)..........................................        $22.81
                                                                              ======
Net Asset Value and offering price per share of Class
  B shares ($339,286,724 [divided by] 15,933,224 shares)* ............        $21.29
                                                                              ======
Net Asset Value and offering price per share of Class
  C shares ($101,192,085 [divided by] 4,753,989 shares)*..............        $21.29
                                                                              ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($1,234,547 [divided by] 56,290
  shares) ............................................................        $21.93
                                                                              ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1998 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $14,559................    $ 1,962,423
Interest (Note 1) ........................................      3,089,062
                                                              -----------
                                                                5,051,485
Expenses
Management fee (Note 2) ..................................      2,517,266
Transfer agent and shareholder services (Note 2) .........        301,073
Service fee-Class A (Note 4) .............................        247,146
Distribution and service fees-Class B (Note 4) ...........      1,503,864
Distribution and service fees-Class C (Note 4) ...........        445,498
Registration fees ........................................        145,348
Custodian fee ............................................        108,720
Reports to shareholders ..................................         24,195
Trustees' fees (Note 2) ..................................         21,861
Audit fee ................................................          9,506
Amortization of organization costs (Note 1) ..............          7,211
Legal fees ...............................................          1,088
Miscellaneous ............................................          3,749
                                                              -----------
                                                                5,336,525
                                                              -----------
Net investment loss ......................................       (285,040)
                                                              -----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3) .........     21,321,671
Net unrealized appreciation of investments ...............     15,004,155
                                                              -----------
Net gain on investments ..................................     36,325,826
                                                              -----------
Net increase in net assets resulting from operations .....    $36,040,786
                                                              ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Six months ended
                                            Year ended        March 31, 1998
                                        September 30, 1997     (Unaudited)
                                       -------------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................  $   (233,376)        $   (285,040)
Net realized gain on investments           4,589,402           21,321,671
Net unrealized appreciation of
  investments ........................    57,978,769           15,004,155
                                        ------------         ------------
Net increase resulting from
  operations .........................    62,334,795           36,040,786
                                        ------------         ------------
Distributions from net realized
  gains:
 Class A .............................      (275,192)          (2,253,302)
 Class B .............................       (38,226)          (3,455,053)
 Class C .............................       (38,226)          (1,036,555)
 Class S .............................    (1,776,578)            (107,482)
                                        ------------         ------------
                                          (2,128,222)          (6,852,392)
                                        ------------         ------------
Net increase from fund share
  transactions (Note 5) ..............   406,056,397          153,955,612
                                        ------------         ------------
Total increase in net assets .........   466,262,970          183,144,006
Net Assets
Beginning of period ..................     9,191,642          475,454,612
                                        ------------         ------------
End of period ........................  $475,454,612         $658,598,618
                                        ============         ============

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1998

Note 1

State Street Research Aurora Fund (the "Fund") is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Aurora Fund, State Street Research Emerging Growth Fund and State Street Research Capital Fund.

The investment objective of the Fund is to provide high total return consisting principally of capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of small capitalization companies which are trading at prices believed to be below the true values of such securities.

The Fund is authorized to issue four classes of shares. Effective November 5, 1997, the Fund discontinued offering all four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A share are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of the eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Securities transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time period.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 1998, the value of the securities loaned and the value of collateral were $26,576,850 and $26,915,230, respectively. During the six months ended March 31, 1998, income from securities lending amounted to $282,651 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1998, the fees pursuant to such agreement amounted to $2,517,266.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), and indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended March 31, 1998, the amount of such expenses was $184,052.

The fees of the Trustees not currently affiliated with the Adviser amounted to $21,861 during the six months ended March 31, 1998.

Note 3

For the six months ended March 31, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $339,846,149 and $109,863,766, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1998, fees pursuant to such plan amounted to $247,146, $1,503,864, and $445,498 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $167,760 and $197,594, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $622,639 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $186,725 and $20,663 on redemptions of Class B and Class C shares, respectively, during the same period.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                     Year ended
                                                                                 September 30, 1997
                                                                             ---------------------------
Class A                                                                        Shares          Amount
--------------------------------------------------------------------------   -------------- ------------
Shares sold ..............................................................    7,718,462     $141,142,332
Issued upon reinvestment of distributions from net realized gains ........       20,767          275,171
Shares repurchased .......................................................     (191,210)      (3,448,807)
                                                                              ---------     ------------
Net increase .............................................................    7,548,019     $137,968,696
                                                                              =========     ============
Class B                                                                        Shares           Amount
--------------------------------------------------------------------------   ----------     ------------
Shares sold ..............................................................   11,670,966     $208,229,024
Issued upon reinvestment of distributions from net realized gains ........        2,920           38,204
Shares repurchased .......................................................      (78,457)      (1,385,012)
                                                                             ----------     ------------
Net increase .............................................................   11,595,429     $206,882,216
                                                                             ==========     ============
Class C (Formerly Class D)                                                     Shares           Amount
--------------------------------------------------------------------------   ----------     ------------
Shares sold ..............................................................    3,388,937     $ 60,155,313
Issued upon reinvestment of distributions from net realized gains ........        2,921           38,204
Shares repurchased .......................................................     (100,246)      (1,718,615)
                                                                             ----------     ------------
Net increase .............................................................    3,291,612     $ 58,474,902
                                                                             ==========     ============
Class S (Formerly Class C)                                                     Shares           Amount
--------------------------------------------------------------------------   ----------     ------------
Shares sold ..............................................................       68,257     $  1,187,984
Issued upon reinvestment of distributions from net realized gains ........      133,575        1,776,556
Shares repurchased .......................................................      (14,394)        (233,957)
                                                                             ----------     ------------
Net increase (decrease) ..................................................      187,438     $  2,730,583
                                                                             ==========     ============

                                                                                   Six months ended
                                                                                    March 31, 1998
                                                                                     (Unaudited)
                                                                              ----------------------------
Class A                                                                         Shares       Amount
--------------------------------------------------------------------------    --------------- ------------
Shares sold ..............................................................     4,526,095    $  92,797,637
Issued upon reinvestment of distributions from net realized gains ........        97,354        1,913,445
Shares repurchased .......................................................    (2,287,337)     (45,712,116)
                                                                              ----------    -------------
Net increase .............................................................     2,336,112    $  48,998,966
                                                                              ==========    =============
Class B                                                                         Shares           Amount
---------------------------------------------------------------------------   ----------    -------------
Shares sold ..............................................................     5,156,229    $ 104,570,453
Issued upon reinvestment of distributions from net realized gains ........       119,083        2,282,631
Shares repurchased .......................................................      (948,508)     (18,645,937)
                                                                              ----------    -------------
Net increase .............................................................     4,326,804    $  88,207,147
                                                                              ==========    =============
Class C (Formerly Class D)                                                      Shares           Amount
---------------------------------------------------------------------------   ----------    -------------
Shares sold ..............................................................     1,813,689    $  36,764,458
Issued upon reinvestment of distributions from net realized gains ........        31,557          603,253
Shares repurchased .......................................................      (393,860)      (7,731,463)
                                                                              ----------    -------------
Net increase .............................................................     1,451,386    $  29,636,248
                                                                              ==========    =============
Class S (Formerly Class C)                                                      Shares           Amount
---------------------------------------------------------------------------   ----------    -------------
Shares sold ..............................................................         7,508    $     158,848
Issued upon reinvestment of distributions from net realized gains ........         5,331          107,482
Shares repurchased .......................................................      (654,517)     (13,153,079)
                                                                              ----------    -------------
Net increase (decrease) ..................................................      (641,678)   $ (12,886,749)
                                                                              ==========    =============

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                Class A
                                                       ----------------------------------------------------------
                                                              Years ended September 30          Six months ended
                                                       ---------------------------------------   March 31, 1998
                                                           1995(2)       1996(1)     1997(1)     (Unaudited)(1)
                                                       -------------- ------------ ----------- ------------------
Net asset value, beginning of period ($)                    9.55        11.13         15.14          20.71
                                                           -----       --------     ---------        -------
 Net investment income (loss) ($)*                          0.07        (0.06)         0.03           0.04
 Net realized and unrealized gain on investments ($)        1.51         4.66          9.02           1.26
                                                           -----       --------     ---------        -------
Total from investment operations ($)                        1.58         4.60          9.05           1.30
                                                           -----       --------     ---------        -------
 Dividend from net investment income ($)                     --         (0.09)           --             --
 Distributions from net realized gains ($)                   --         (0.50)        (3.48)         (0.23)
                                                           -----       --------     ---------        -------
Total distributions ($)                                      --         (0.59)        (3.48)         (0.23)
                                                           -----       --------     ---------        -------
Net asset value, end of period ($)                         11.13        15.14         20.71          21.78
                                                           =====       ========     =========        =======
Total return(3) (%)                                        16.54(4)     43.63         72.70           6.40(4)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                  5,782        1,110       157,853        216,885
Ratio of operating expenses to
 average net assets (%)*                                    1.45(5)      1.45          1.34           1.31(5)
Ratio of net investment income (loss) to
 average net assets (%)*                                    1.05(5)     (0.56)         0.17           0.40(5)
Portfolio turnover rate (%)                                 47.34      124.79         25.03          22.72
Average commission rate(6) ($)                                --       0.0174        0.0154         0.0132
*Reflects voluntary assumption of fees or
expenses per share in each period ($)                        0.15        0.32          0.02             --

                                                                                Class B
                                                       ---------------------------------------------------------
                                                              Years ended September 30          Six months ended
                                                       ---------------------------------------   March 31, 1998
                                                           1995(2)       1996(1)     1997(1)     (Unaudited)(1)
                                                       -------------- ------------ ----------- -----------------
Net asset value, beginning of period ($)                   9.55          11.08         15.02         20.33
                                                          -----         --------     ---------      -------
 Net investment income (loss) ($)*                         0.02          (0.17)        (0.09)        (0.04)
 Net realized and unrealized gain on investments ($)       1.51           4.65          8.88          1.23
                                                          -----         --------     ---------      -------
Total from investment operations ($)                       1.53           4.48          8.79          1.19
                                                          -----         --------     ---------      -------
 Dividend from net investment income ($)                    --           (0.04)           --            --
 Distributions from net realized gains ($)                  --           (0.50)        (3.48)        (0.23)
                                                          -----         --------     ---------      -------
Total distributions ($)                                     --           (0.54)        (3.48)        (0.23)
                                                          -----         --------     ---------      -------
Net asset value, end of period ($)                        11.08          15.02         20.33         21.29
                                                          =====         ========     =========      =======
Total return(3) (%)                                       16.02(4)       42.52         71.34          5.98(4)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                   116            165       235,938       339,287
Ratio of operating expenses to
 average net assets (%)*                                   2.20(5)        2.20          2.08          2.06(5)
Ratio of net investment income (loss) to
 average net assets (%)*                                   0.32(5)       (1.38)        (0.55)        (0.36)(5)
Portfolio turnover rate (%)                               47.34         124.79         25.03         22.72
Average commission rate(6) ($)                               --         0.0174        0.0154        0.0132
*Reflects voluntary assumption of fees or
expenses per share in each period ($)                      0.15           0.32          0.01            --

                                                                      Class C (Formerly Class D)
                                                       ---------------------------------------------------------
                                                              Years ended September 30         Six months ended
                                                       --------------------------------------   March 31, 1998
                                                           1995(2)       1996(1)     1997(1)    (Unaudited)(1)
                                                       -------------- ------------ ---------- ------------------
Net asset value, beginning of period ($)                     9.55      11.08       15.02            20.32
                                                          -------      -----      ------            -----
 Net investment income (loss) ($)*                           0.02      (0.17)      (0.09)           (0.04)
 Net realized and unrealized gain on investments ($)         1.51       4.65        8.87             1.24
                                                          -------      -----      ------            -----
Total from investment operations ($)                         1.53       4.48        8.78             1.20
                                                          -------      -----      ------            -----
 Dividend from net investment income ($)                      --       (0.04)         --               --
 Distributions from net realized gains ($)                    --       (0.50)      (3.48)           (0.23)
                                                          -------      -----      ------            -----
Total distributions ($)                                       --       (0.54)      (3.48)           (0.23)
                                                          -------      -----      ------            -----
Net asset value, end of period ($)                          11.08      15.02       20.32            21.29
                                                          =======      =====      ======            =====
Total return(3) (%)                                         16.02(4)   42.52       71.26             6.03(4)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                     116        165      67,121          101,192
Ratio of operating expenses to
 average net assets (%)*                                     2.20(5)    2.20        2.09            2.06(5)
Ratio of net investment income (loss) to
 average net assets (%)*                                     0.32(5)   (1.38)      (0.58)           (0.36)(5)
Portfolio turnover rate (%)                                 47.34     124.79       25.03            22.72
Average commission rate(6) ($)                                 --     0.0174      0.0154           0.0132
*Reflects voluntary assumption of fees or
expenses per share in each period ($)                        0.15       0.32        0.01               --

                                                                   Class S (Formerly Class C)
                                                       -----------------------------------------------------
                                                           Years ended September 30         Six months ended
                                                       -----------------------------------   March 31, 1998
                                                           1995(2)   1996(1}     1997(1)    (Unaudited)(1)
                                                       ----------- ---------   ---------- -----------------
Net asset value, beginning of period ($)                     9.55      11.15       15.18         20.83
                                                          -------      -----      ------         -----
 Net investment income (loss) ($)*                           0.09      (0.06)      (0.00)        0.06
 Net realized and unrealized gain on investments ($)         1.51       4.70        9.13          1.27
                                                          -------      -----      ------         -----
Total from investment operations ($)                         1.60       4.64        9.13          1.33
                                                          -------      -----      ------         -----
 Dividend from net investment income ($)                      --       (0.11)         --            --
 Distributions from net realized gains ($)                    --       (0.50)      (3.48)        (0.23)
                                                          -------      -----      ------         -----
Total distributions ($)                                       --       (0.61)      (3.48)        (0.23)
                                                          -------      -----      ------         -----
Net asset value, end of period ($)                          11.15      15.18       20.83         21.93
                                                          =======      =====      ======         =====
Total return(3) (%)                                         16.75(4)   43.95       73.10          6.51(4)
Ratios / supplemental data:
Net assets at end of period ($ thousands)                     117      7,752      14,542         1,235
Ratio of operating expenses to
 average net assets (%)*                                     1.20(5)    1.20        1.16          1.06(5)
Ratio of net investment income (loss) to
 average net assets (%)*                                     1.32(5)   (0.43)      (0.02)         0.64(5)
Portfolio turnover rate (%)                                 47.34     124.79       25.03         22.72
Average commission rate(6) ($)                                 --     0.0174      0.0154        0.0132
*Reflects voluntary assumption of fees or
expenses per share in each period ($)                        0.15       0.32        0.12            --

-------------------------------------------------------------------------------

(1)  Per-share figures have been calculated using the average shares method.

(2)  February 13, 1995 (commencement of operations) to September 30, 1995.

(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(4)  Not annualized.

(5)  Annualized.

(6) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended September 30, 1996.

STATE STREET RESEARCH AURORA FUND
-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
-------------------------------------------------------------------------------

Fund Information

State Street Research
Aurora Fund
One Financial Center
Boston, MA 02111

Investment Adviser

State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor

State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services

State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian

State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Lawrence J. Haverty, Jr.
Vice President

Richard J. Jodka
Vice President

Rudolph K. Kluiber
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

[BACK COVER]

State Street Research Aurora Fund                             ----------------
One Financial Center                                              Bulk Rate
Boston, MA 02111                                                U.S. Postage
                                                                   PAID
                                                                 Permit #20
                                                                Holliston, MA
                                                                   01746
                                                              ----------------

Questions? Comments?
Call us at 1-800-562-0032, or
Write us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408 or
E-mail us at:
        info@ssrfunds.com
Internet site:
        www.ssrfunds.com

[SSR Logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Aurora Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4930-980522(0699)SSR-LD                         SCV-207E-0598

[FRONT COVER]

STATE STREET RESEARCH
CAPITAL FUND

SEMIANNUAL REPORT

March 31, 1998

WHAT'S INSIDE

Investment Update

About the Fund, economy
and markets

Fund Information

Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[DALBAR LOGO]

  For Excellence
        in
Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] The last quarter of 1997 and the first quarter of 1998 were periods of solid economic growth, marked by low inflation and strong investment returns. Unemployment and interest rates remain low, and consumer confidence continues at near-record highs.

[bullet] Favorable economic factors have stimulated a boom in the housing market and stronger-than-expected retail sales. Lower energy costs helped keep inflation in check.

[bullet] An economic crisis in Southeast Asia raised concerns about the potential impact on U.S. exports and profits at multinational companies. However, the effects have been modest so far on most American companies.

The Markets

[bullet] The S&P 500, a broad measure of common stock performance, gained
         17.21% for the six-month period(1). Small stocks were strong at the beginning of the period, then gave back some of their gains as turmoil in Southeast Asia led a retreat to large-capitalization brand-name companies. Small stocks picked up again in the final month of the period.

[bullet] Bonds gained momentum at the beginning of the six-month period, as long-term interest rates plunged below 6.0%, then delivered modest gains in the second half. High-yield bonds were among the quarter's strongest performers. Mortgage bonds held up well, despite concerns that refinancing could become a negative factor in the period ahead.

THE FUND

Over the past six months

[bullet] For the six months ended March 31, 1998, Class A shares of Capital Fund returned +5.97% [does not reflect sales charge.](2) The Fund underperformed other capital appreciation funds, which averaged a gain of 7.19% for the period, according to Lipper Analytical Services.

[bullet] Although the Fund lagged its peer group for the period, it delivered solid returns in the last three months of the period and was among the strongest of all capital appreciation funds.

[bullet] The Fund's investments in consumer and media stocks helped boost performance as many of these companies reported higher earnings.

[bullet] The Fund's exposure to technology was a drag on performance as these stocks were brought down with the turmoil in Asia last year.

Current Strategy

[bullet] New manager Richard Jodka cut back on the Fund's investment in volatile technology stocks and placed more emphasis on mid-sized consumer and health care stocks with above-average growth potential.

[bullet] Reduced turnover, lower volatility and an emphasis on valuation are all part of the manager's plans for the Fund.

March 31, 1998

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2) +5.48% for Class B shares; +5.54% for Class C shares; +6.09% for Class S shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

Because the Fund invests in emerging growth and special situation companies, an investment in the Fund may involve greater-than-average risk and above-average price fluctuation. Small-company stocks are more volatile than large-company stocks.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1998)
--------------------------------------------------------------------------------
SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3),(4),(5)

--------------------------------------------------------------------------------
              10 Years        5 Years        1 Year
            ------------   ------------   ------------
Class A     +17.23%        +15.16%        +25.36%
---------   ------         ------         ------
Class B     +17.35%        +15.16%        +25.16%
---------   ------         ------         ------
Class C     +17.37%        +15.43%        +29.19%
---------   ------         ------         ------
Class S     +17.95%        +16.54%        +31.49%
--------------------------------------------------------------------------------

Top 10 Holdings
(by percentage of net assets)

 (1)  Cendant   Global consumer & business services    4.2%

 (2)  America Online   Internet software               3.1%

 (3)  Republic Industries   Waste management           3.1%

 (4)  Tyco   Diversified manufacturer                  2.3%

 (5)  News Corp   International media company          1.9%

 (6)  Mens' Wearhouse   Retail apparel                 1.9%

 (7)  Advanced Fibre Communications
      Telecommunications equipment                     1.9%

 (8)  Universal Outdoor  Advertising company           1.8%

 (9)  Snyder Communications   Advertising services     1.8%

(10)  HBO   Healthcare computerized systems            1.7%

These securities represent an aggregate of 23.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)

-------------------------------- [Bar Chart] -----------------------------------

                   Business Service                  14.6%

                   Retail Trade                      14.1%

                   Computer Software
                   & Service                         14.0%

                   Recreation                        11.0%

                   Insurance                          5.8%

                   Total: 59.5%

--------------------------------------------------------------------------------

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

                                                                     Value
                                                      Shares       (Note 1)
                                                   ------------ --------------
COMMON STOCKS 98.0%
Basic Industries 4.0%
Electrical Equipment 0.3%
Sunbeam Corp. ....................................     92,100   $ 4,058,156
                                                                -----------
Machinery 3.7%
Harsco Corp. .....................................    154,600     7,101,938
Terex Corp.* .....................................    352,200     9,531,412
Tyco International Ltd. ..........................    504,600    27,563,775
                                                                -----------
                                                                 44,197,125
                                                                -----------
Total Basic Industries .....................................    48,255,281
                                                               -----------
Consumer Cyclical 34.8%
Automotive 3.3%
Budget Group Inc. Cl. A* .........................    426,700    16,001,250
Danaher Corp. ....................................    186,000    14,124,375
Magna International, Inc. Cl. A ..................    130,300    10,155,257
                                                                -----------
                                                                 40,280,882
                                                                -----------
Building 0.5%
Boston Properties Inc.* ..........................    174,400     6,136,700
                                                                -----------
Hotel & Restaurant 3.5%
Extended Stay America Inc.* ......................    885,000    12,998,438
Interstate Hotels Co.* ...........................    310,200    11,128,425
Landry Seafood Restaurants Inc.* .................    135,300     4,160,475
Mirage Resorts Inc.* .............................    555,400    13,503,162
                                                                -----------
                                                                 41,790,500
                                                                -----------
Recreation 11.0%
CBS Corp. ........................................    526,500    17,868,094
Chancellor Media Corp. ...........................    293,400    13,459,725
Florida Panthers Holdings Inc. Cl. A* ............    521,900    11,612,275
Harley Davidson Inc. .............................    386,500    12,754,500
International Game Technology Inc. ...............    570,000    14,250,000
News Corp. Ltd. ADR ..............................    845,900    22,786,431
Royal Caribbean Cruises Ltd.* ....................    144,200    10,103,012
TCA Cable TV Inc.* ...............................    125,000     7,390,625
Ticketmaster Group Inc.* .........................    315,300     9,498,413
Univision Communications Inc. Cl. A* .............    300,200    11,182,450
USA Networks Inc.* ...............................     94,600     2,577,850
                                                                -----------
                                                                133,483,375
                                                                -----------
Retail Trade 14.1%
Borders Group Inc.* ..............................    532,700    18,145,094
Cendant Corp.* ...................................  1,294,861    51,308,867
CVS Corp. ........................................    115,600     8,727,800
Dayton Hudson Corp. ..............................    140,000    12,320,000
Family Dollar Stores Inc. ........................    212,400     8,071,200
Fred Meyer Inc.* .................................    149,200     6,891,175
Jones Apparel Group Inc.* ........................    218,600    12,036,662

                                                                    Value
                                                       Shares     (Note 1)
                                                    ----------- ------------
Linens 'n Things Inc.* ...........................    292,100   $16,047,244
Proffitts Inc.* ..................................    425,200    15,413,500
Safeway Inc. .....................................    516,000    19,059,750
Steelcase Inc. Cl. A* ............................     82,000     2,993,000
                                                                -----------
                                                                171,014,292
                                                                -----------
Textile & Apparel 2.4%
Men's Wearhouse, Inc.* ...........................    614,775    22,746,675
Tommy Hilfiger Corp.* ............................    102,800     6,174,425
                                                                -----------
                                                                 28,921,100
                                                                -----------
Total Consumer Cyclical ....................................   421,626,849
                                                               -----------
Consumer Staple 23.9%
Business Service 14.6%
Apollo Group Inc. Cl. A* .........................    206,600     9,942,625
Caribiner International Inc.* ....................    462,000    17,787,000
Central Parking Corp. ............................     55,700     2,659,675
Creative Technology Ltd.* ........................    317,600     7,146,000
HBO & Co. ........................................    338,600    20,442,975
Jacor Communications Inc.* .......................     56,600     3,348,244
Outdoor Systems Inc.* ............................    512,662    17,975,211
Republic Industries Inc.* ........................  1,450,900    37,451,356
Snyder Communications Inc.* ......................    459,200    21,525,000
Universal Outdoor Holdings Inc.* .................    343,000    22,123,500
USA Waste Services Inc.* .........................    380,800    16,969,400
                                                                -----------
                                                                177,370,986
                                                                -----------
Container 0.5%
Trinity Industries Inc. ..........................    106,200     5,827,725
                                                                -----------
Drug 1.6%
Warner-Lambert Co. ...............................    110,600    18,836,563
                                                                -----------
Food & Beverage 0.8%
Starbucks Corp.* .................................    223,400    10,122,813
                                                                -----------
Hospital Supply 4.5%
Boston Scientific Corp.* .........................    141,000     9,517,500
Health Management Associates Inc. Cl. A* .........    431,100    12,340,237
Lincare Holdings Inc.* ...........................     29,700     2,097,562
Sybron International Corp.* ......................    429,100    11,210,238
Tenet Healthcare Corp. ...........................    347,700    12,625,856
Trigon Healthcare Inc.* ..........................    219,300     6,592,706
                                                                -----------
                                                                 54,384,099
                                                                -----------
Personal Care 1.1%
Avon Products Inc. ...............................    165,800    12,932,400
                                                                -----------
Printing & Publishing 0.8%
Valassis Communications Inc. .....................    237,000     9,717,000
                                                                -----------
Total Consumer Staple ..........................................289,191,586
                                                                -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                                    Value
                                                       Shares      (Note 1)
                                                     --------- ----------------
Energy 1.8%
Oil 0.7%
Oryx Energy Co. ..................................   335,600       $ 8,725,600
                                                                 -------------
Oil Service 1.1%
Ensco International Inc. .........................   241,700         6,707,175
Schlumberger Ltd. ................................    75,800         5,741,850
                                                                 -------------
                                                                    12,449,025
                                                                 -------------
Total Energy ..............................................        21,174,625
                                                                 -------------
Finance 9.1%
Bank 1.6%
Bank United Corp. Cl. A* .........................   255,400        12,770,000
H.F. Ahmanson & Co. ..............................    12,400           961,000
TCF Financial Corp. ..............................   155,700         5,284,069
                                                                 -------------
                                                                    19,015,069
                                                                 -------------
Financial Service 1.7%
Merrill Lynch & Company Inc. .....................   210,800        17,496,400
Sirrom Capital Corp.* ............................   126,400         3,799,900
                                                                 -------------
                                                                    21,296,300
                                                                 -------------
Insurance 5.8%
Ace Ltd. .........................................   414,300        15,613,931
Hartford Financial Services Group, Inc.* .........   121,100        13,139,350
Provident Companies, Inc. ........................   322,200        11,055,488
Travelers Group Inc. .............................   295,850        17,751,000
UNUM Corp. .......................................   230,700        12,731,756
                                                                 -------------
                                                                    70,291,525
                                                                 -------------
Total Finance .............................................       110,602,894
                                                                 -------------
Science & Technology 23.3%
Computer Software & Service 14.0%
America Online Inc.* .............................   553,400        37,804,137
Ascend Communications Inc.* ......................   185,200         7,014,450
Check Point Software Technologies Ltd.* ..........   156,100         7,131,819
Cisco Systems Inc.* ..............................   264,550        18,088,606
Computer Associates International Inc. ...........   335,000        19,346,250
EMC Corp.* .......................................   387,600        14,656,125
Fiserv Inc.* .....................................   121,600         7,706,400
I2 Technologies Inc.* ............................   126,900         8,327,812
Industir-Matematik International Corp.* ..........   237,100         7,439,013
Microsoft Corp.* .................................   179,600        16,074,200
Networks Associates Inc.* ........................   214,800        14,230,500
Oracle Systems Corp.* ............................   357,600        11,286,750
                                                                 -------------
                                                                   169,106,062
                                                                 -------------

                                                                     Value
                                                      Shares       (Note 1)
                                                    -----------  -------------
Electronic Components 4.6%
Analog Devices Inc.* .............................   450,300       $14,972,475
CHS Electronics Inc.* ............................   348,550         6,535,313
Intel Corp.* .....................................    78,100         6,096,681
Sanmina Corp.* ...................................   162,300        11,350,856
Texas Instruments Inc. ...........................   213,000        11,528,625
Vishay Intertechnology Inc.* .....................   232,500         5,463,750
                                                                 -------------
                                                                    55,947,700
                                                                 -------------
Electronic Equipment 3.3%
Advanced Fibre Communications, Inc.* .............   619,500        22,534,313
Sterling Commerce Inc.* ..........................   123,600         5,731,950
Tellabs Inc.* ....................................   171,000        11,478,375
                                                                 -------------
                                                                    39,744,638
                                                                 -------------
Office Equipment 1.4%
Sun Microsystems Inc.* ...........................   410,200        17,113,031
                                                                 -------------
Total Science & Technology .................................
                                                                   281,911,431
                                                                 -------------
Utility 1.1%
Telephone 1.1%
LCI International Inc. ...........................   268,200        10,325,700
Qwest Communications International Inc.* .........    89,800         3,490,975
                                                                 -------------
                                                                    13,816,675
                                                                 -------------
Total Utility ..............................................
                                                                    13,816,675
                                                                 -------------
Total Common Stocks (Cost $819,225,083).....................
                                                                 1,186,579,341
                                                                 -------------

                                  Principal     Maturity
                                    Amount        Date
                                ------------- -----------
SHORT-TERM OBLIGATIONS 2.1%
American Express Credit
  Corp., 5.68% ................ $2,350,000    4/06/1998           2,350,000
Merrill Lynch & Company
  Inc., 5.80% ................. 17,000,000    4/01/1998          17,000,000
Norwest Financial Inc., 5.54% .  6,490,000    4/01/1998           6,490,000
                                                                 ----------
Total Short-Term Obligations (Cost $25,840,000) .........        25,840,000
                                                                 ----------
Total Investments (Cost $845,065,083)--100.1% ...........     1,212,419,341
Cash and Other Assets, Less Liabilities--(0.1%) .........        (1,682,548)
                                                              -------------
Net Assets--100.0% ......................................    $1,210,736,793
                                                             ==============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Federal Income Tax Information:
At March 31, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $846,116,976 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ....    $373,518,969
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ....      (7,216,604)
                                                             ------------
                                                             $366,302,365
                                                             ============

--------------------------------------------------------------------------------
* Nonincome-producing securities

ADR stands for American Despositary Receipt, representing ownership of foreign securities.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

Assets
Investments, at value (Cost $845,065,083) (Note 1).................  $1,212,419,341
Cash ..............................................................             970
Receivable for securities sold ....................................      21,017,211
Receivable for fund shares sold ...................................         739,601
Dividends and interest receivable .................................         210,935
Other assets ......................................................         436,764
                                                                     --------------
                                                                      1,234,824,822
Liabilities
Payable for securities purchased ..................................      18,829,650
Payable for fund shares redeemed ..................................       2,712,170
Accrued transfer agent and shareholder services
  (Note 2) ........................................................       1,129,093
Accrued management fee (Note 2) ...................................         777,586
Accrued distribution and service fees (Note 4) ....................         607,911
Accrued trustees' fees (Note 2) ...................................          19,936
Other accrued expenses ............................................          11,683
                                                                     --------------
                                                                         24,088,029
                                                                    ---------------
Net Assets                                                           $1,210,736,793
                                                                     ==============
Net Assets consist of:
 Unrealized appreciation of investments ...........................   $ 367,354,258
 Accumulated net realized gain ....................................      35,014,750
 Paid-in capital ..................................................     808,367,785
                                                                      -------------
                                                                     $1,210,736,793
                                                                     ==============
Net Asset Value and redemption price per share of
  Class A shares ($444,576,625 [divided by] 28,744,932 shares)               $15.47
                                                                             ======
Maximum Offering Price per share of Class A shares
  ($15.47 [divided by] .955).......................................          $16.20
                                                                             ======
Net Asset Value and offering price per share of Class
  B shares ($512,261,997 [divided by] 34,446,699 shares)* .........          $14.87
                                                                             ======
Net Asset Value and offering price per share of Class
  C shares ($84,383,371 [divided by] 5,663,710 shares)*............          $14.90
                                                                             ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($169,514,800 [divided by]
  10,785,026 shares) ..............................................          $15.72
                                                                             ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1998 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $12,851....................   $ 1,808,160
Interest (Note 1) ............................................     1,144,912
                                                                 -----------
                                                                   2,953,072
Expenses
Management fee (Note 2) ......................................     4,432,844
Transfer agent and shareholder services (Note 2) .............     1,668,468
Service fee-Class A (Note 4) .................................       528,665
Distribution and service fees--Class B (Note 4) ..............     2,489,211
Distribution and service fees--Class C (Note 4) ..............       467,725
Custodian fee ................................................       125,063
Registration fees ............................................       111,531
Reports to shareholders ......................................        64,549
Trustees' fees (Note 2) ......................................        19,605
Audit fee ....................................................        18,904
Legal fees ...................................................           817
Miscellaneous ................................................        21,456
                                                                 -----------
                                                                   9,948,838
                                                                 -----------
Net investment loss ..........................................    (6,995,766)
                                                                 -----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3) .............    44,494,418
Net unrealized appreciation of investments ...................    18,016,916
                                                                 -----------
Net gain on investments ......................................    62,511,334
                                                                 -----------
Net increase in net assets resulting from operations .........   $55,515,568
                                                                 ===========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Six months ended
                                           Year ended         March 31, 1998
                                       September 30, 1997      (Unaudited)
                                      --------------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss .................  $   (8,567,006)       $   (6,995,766)
Net realized gain on investments.....      11,938,430            44,494,418
Net unrealized appreciation of
  investments .......................      91,743,820            18,016,916
                                       --------------        --------------
Net increase resulting from
  operations.........................      95,115,244            55,515,568
                                       --------------        --------------
Distribution from net realized
  gains:
 Class A ............................              --            (3,841,210)
 Class B ............................              --            (4,724,013)
 Class C ............................              --              (889,094)
 Class S ............................              --            (1,541,241)
                                       --------------        --------------
                                                   --           (10,995,558)
                                       --------------        --------------
Net increase (decrease) from fund
  share transactions (Note 5) .......     521,782,662          (176,980,857)
                                       --------------        --------------
Total increase (decrease) in net
  assets ............................     616,897,906          (132,460,847)

Net Assets
Beginning of period .................     726,299,734         1,343,197,640
                                       --------------        --------------
End of period .......................  $1,343,197,640        $1,210,736,793
                                       ==============        ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1998

Note 1

State Street Research Capital Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Capital Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to seek maximum capital appreciation by investing primarily in common stocks of emerging growth companies and of companies considered to be undervalued special situations, as determined by the Fund's investment manager.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 1998, the value of the securities loaned and the value of collateral were $63,509,625 and $67,676,074, respectively. During the six months ended March 31, 1998, income from securities lending amounted to $102,452 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1998, the fees pursuant to such agreement amounted to $4,432,844.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 1998, the amount of such expenses was $393,319.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,605 during the six months ended March 31, 1998.

Note 3

For the six months ended March 31, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $443,261,480 and $655,475,332, respectively.

Note 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1998, fees pursuant to such plan amounted to $528,665, $2,489,211 and $467,725 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $45,107 and $283,196, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $483,546 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $730,572 and $11,026 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                               Year ended
                                                                           September 30, 1997
                                                                    ---------------------------------
Class A                                                                  Shares           Amount
------------------------------------------------------------------- --------------- -----------------
Shares sold .......................................................     3,871,815    $    51,103,143
Issued in connection with acquisition of Capital Appreciation Fund     26,138,898        353,659,292
Issued upon reinvestment of distribution from net realized gains ..            --                 --
Shares repurchased ................................................    (6,367,582)       (84,655,673)
                                                                       ----------    ---------------
Net increase (decrease) ...........................................    23,643,131    $   320,106,762
                                                                       ==========    ===============
Class B                                                                 Shares           Amount
-------------------------------------------------------------------    ----------    ---------------
Shares sold .......................................................     6,813,680    $    86,756,398
Issued in connection with acquisition of Capital Appreciation Fund     14,162,121        185,240,546
Issued upon reinvestment of distribution from net realized gains ..            --                 --
Shares repurchased ................................................   (10,341,798)      (133,779,126)
                                                                      -----------    ---------------
Net increase (decrease) ...........................................    10,634,003    $   138,217,818
                                                                      ===========    ===============

                                                                            Six months ended
                                                                             March 31, 1998
                                                                              (Unaudited)
                                                                    --------------------------------
Class A                                                                  Shares          Amount
------------------------------------------------------------------- --------------- ----------------
Shares sold .......................................................     1,577,857    $ 22,052,809
Issued in connection with acquisition of Capital Appreciation Fund             --              --
Issued upon reinvestment of distribution from net realized gains ..       290,200       3,744,989
Shares repurchased ................................................    (5,067,187)    (70,735,323)
                                                                       ----------    ------------
Net increase (decrease) ...........................................    (3,199,130)   $(44,937,525)
                                                                       ==========    ============
Class B                                                                 Shares          Amount
--------------------------------------------------------------------   ----------    ------------
Shares sold .......................................................     1,961,590    $ 26,558,597
Issued in connection with acquisition of Capital Appreciation Fund             --              --
Issued upon reinvestment of distribution from net realized gains ..       363,257       4,523,184
Shares repurchased ................................................    (7,385,052)    (99,123,638)
                                                                       ----------    ------------
Net increase (decrease) ...........................................    (5,060,205)   $(68,041,857)
                                                                       ==========    ============

Class C (Formerly Class D)                                               Shares           Amount
-------------------------------------------------------------------   -----------   ----------------
Shares sold .......................................................     3,002,442    $  38,095,940
Issued in connection with acquisition of Capital Appreciation Fund        361,359        4,733,802
Issued upon reinvestment of distribution from net realized gains ..            --               --
Shares repurchased ................................................    (9,125,682)    (119,035,228)
                                                                       ----------    -------------
Net decrease ......................................................    (5,761,881)   $ (76,205,486)
                                                                       ==========    =============
Class S (Formerly Class C)                                              Shares          Amount
-------------------------------------------------------------------    ----------    -------------
Shares sold .......................................................     1,093,116    $  14,973,137
Issued in connection with acquisition of Capital Appreciation Fund     10,217,407      140,284,992
Issued upon reinvestment of distribution from net realized gains ..            --               --
Shares repurchased ................................................    (1,127,539)     (15,594,561)
                                                                       ----------    -------------
Net increase (decrease) ...........................................    10,182,984    $ 139,663,568
                                                                       ==========    =============

Class C (Formerly Class D)                                                 Shares          Amount
-------------------------------------------------------------------   --------------- ------------
Shares sold .......................................................       665,064    $  9,299,667
Issued in connection with acquisition of Capital Appreciation Fund             --              --
Issued upon reinvestment of distribution from net realized gains ..        65,127         810,829
Shares repurchased ................................................    (3,484,975)    (47,386,126)
                                                                       ----------    ------------
Net decrease ......................................................    (2,754,784)   $(37,275,630)
                                                                       ==========    ============
Class S (Formerly Class C)                                              Shares          Amount
--------------------------------------------------------------------   ----------    ------------
Shares sold .......................................................     1,955,543    $ 28,046,417
Issued in connection with acquisition of Capital Appreciation Fund             --              --
Issued upon reinvestment of distribution from net realized gains ..       115,761       1,516,467
Shares repurchased ................................................    (3,968,374)    (56,288,729)
                                                                       ----------    ------------
Net increase (decrease) ...........................................    (1,897,070)   $(26,725,845)
                                                                       ==========    ============

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                        Class A
                                   ------------------------------------------------------------------------------
                                                   Years ended September 30                     Six months ended
                                   -----------------------------------------------------------   March 31, 1998
                                     1993(2)        1994      1995(1)    1996(1)     1997(1)     (Unaudited)(1)
                                   ------------- ---------- ---------- ----------- ----------- ------------------
Net asset value,
 beginning of period ($)                8.03       10.43       9.92      13.53       13.76          14.74
                                     -------      ------     ------     -------     -------       --------
 Net investment loss ($)               (0.03)      (0.04)     (0.04)     (0.05)      (0.08)         (0.06)
 Net realized and
  unrealized gain on
  investments ($)                       2.43        0.28       3.69       1.30        1.06           0.92
                                     -------      -------    -------    -------     -------       --------
Total from investment
 operations ($)                         2.40        0.24       3.65       1.25        0.98           0.86
                                     -------      -------    -------    -------     -------       --------
 Distributions from net
  realized gains ($)                     --        (0.75)     (0.04)     (1.02)         --          (0.13)
                                     -------      -------    -------    -------     -------       --------
Total distributions ($)                  --        (0.75)     (0.04)     (1.02)         --          (0.13)
                                     -------      -------    -------    -------     -------       --------
Net asset value, end of
 period ($)                            10.43        9.92      13.53      13.76       14.74          15.47
                                     =======      =======    =======    =======     =======       ========
Total return(4) (%)                    24.61(5)     2.51      36.95      10.12        7.12           5.97(5)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                          7,251      19,891     55,250    114,247     470,977        444,577
Ratio of operating expenses
 to average net assets (%)              2.43(6)     1.41       1.33       1.26        1.21           1.35(6)
Ratio of net investment loss
 to average net assets (%)             (1.43)(6)   (0.55)     (0.34)     (0.39)      (0.60)         (0.85)(6)
Portfolio turnover rate (%)           129.57      167.08     214.59     215.07      230.66          38.90
Average commission rate(7) ($)            --          --         --     0.0278      0.0337         0.0376

                                                                        Class B
                                   ---------------------------------------------------------------------------------
                                                      Years ended September 30                      Six months ended
                                   ---------------------------------------------------------------   March 31, 1998
                                        1993(3)        1994          1995(1)  1996(1)     1997(1)     (Unaudited)(1)
                                   ---------------- ---------- ----------- ----------- ----------- -----------------
Net asset value,
 beginning of period ($)                   8.68       10.40          9.82     13.29       13.40         14.24
                                         ------     --------      -------    -------     -------       --------
 Net investment loss ($)                  (0.04)      (0.08)        (0.12)    (0.14)      (0.17)        (0.11)
 Net realized and
  unrealized gain on
  investments ($)                          1.76        0.25          3.63      1.27        1.01          0.87
                                        -------     --------      -------    -------     -------       --------
Total from investment
 operations ($)                            1.72        0.17          3.51      1.13        0.84          0.76
                                        -------     --------      -------    -------     -------       --------
 Distributions from net
  realized gains ($)                         --       (0.75)        (0.04)    (1.02)         --         (0.13)
                                        -------     --------      -------    -------     -------       --------
Total distributions ($)                      --       (0.75)        (0.04)    (1.02)         --         (0.13)
                                        -------     --------      -------    -------     -------       --------
Net asset value, end of
 period ($)                               10.40        9.82         13.29     13.40       14.24         14.87
                                        =======     ========      =======    =======     =======       ========
Total return(4) (%)                       19.82(5)     1.79         35.90      9.33        6.27          5.48(5)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                            16,044      73,354       203,446   386,899     562,392       512,262
Ratio of operating expenses
 to average net assets (%)                 3.16(6)     2.16          2.08      2.01        1.98          2.09(6)
Ratio of net investment loss
 to average net assets (%)                (2.15)(6)   (1.28)        (1.10)    (1.13)      (1.32)        (1.59)(6)
Portfolio turnover rate (%)              129.57      167.08        214.59    215.07      230.66         38.90
Average commission rate(7) ($)               --          --            --    0.0278      0.0337        0.0376

--------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.

(2) February 17, 1993 (commencement of share class designations) to September 30, 1993.

(3) March 15, 1993 (commencement of share class designations) to September 30, 1993.

(4) Does not reflect any front-end or contingent deferred sales charges.

(5) Not annualized

(6) Annualized

(7) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended September 30, 1996.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                               Class C (Formerly Class D)
                                   -----------------------------------------------------------------------------------
                                                       Years ended September 30                    Six months ended
                                   --------------------------------------------------------------   March 31, 1998
                                          1993(3)         1994       1995(1)  1996(1)     1997(1)   (Unaudited)(1)
                                   ------------------ ---------- ---------- ----------- ---------  -----------------
Net asset value,
 beginning of period ($)                   8.68          10.39       9.83     13.31       13.42        14.26
                                         -------        -------    -------    -------   --------       ------
 Net investment loss ($)                  (0.04)         (0.09)     (0.12)    (0.14)      (0.17)       (0.11)
 Net realized and
  unrealized gain on
  investments ($)                          1.75           0.28       3.64      1.27        1.01         0.88
                                         -------        -------    -------    -------   --------       -------
Total from investment
 operations ($)                            1.71           0.19       3.52      1.13        0.84         0.77
                                         -------        -------    -------    -------   --------       -------
 Distributions from net
  realized gains ($)                         --          (0.75)     (0.04)    (1.02)         --        (0.13)
                                         -------        -------    -------    -------   --------       -------
Total distributions ($)                      --          (0.75)     (0.04)    (1.02)         --        (0.13)
                                         -------        -------    -------    -------   --------       -------
Net asset value, end of
 period ($)                               10.39           9.83      13.31     13.42       14.26        14.90
                                         =======        =======    =======    =======   ========       =======
Total return(4) (%)                       19.70(5)        2.00      36.07      9.23        6.26         5.54(5)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                             5,011         37,783     95,797   190,319     120,051       84,383
Ratio of operating expenses
 to average net assets (%)                 3.16(6)        2.16       2.08      2.01        1.98         2.08(6)
Ratio of net investment loss
 to average net assets (%)                (2.16)(6)      (1.28)     (1.09)    (1.13)      (1.30)       (1.59)(6)
Portfolio turnover rate (%)              129.57         167.08     214.59    215.07      230.66        38.90
Average commission rate(7) ($)               --             --         --    0.0278      0.0337       0.0376



                                                           Class S (Formerly Class C)
                                   ---------------------------------------------------------------------------
                                                   Years ended September 30                   Six months ended
                                   ---------------------------------------------------------   March 31, 1998
                                      1993       1994      1995(1)     1996(1)     1997(1)     (Unaudited)(1)
                                   ---------- ---------- ---------- ------------ ----------- -----------------
Net asset value,
 beginning of period ($)                7.96      10.46       9.99      13.66       13.94         14.96
                                     -------    -------    -------     ------     --------      ---------
 Net investment loss ($)               (0.06)     (0.03)     (0.01)     (0.01)      (0.05)        (0.04)
 Net realized and
  unrealized gain on
  investments ($)                       3.90       0.31       3.72       1.31        1.07          0.93
                                     -------    -------    -------     -------    --------      ---------
Total from investment
 operations ($)                         3.84       0.28       3.71       1.30        1.02          0.89
                                     -------    -------    -------     -------    --------      ---------
 Distributions from net
  realized gains ($)                   (1.34)     (0.75)     (0.04)     (1.02)         --         (0.13)
                                     -------    -------    -------     -------    --------      ---------
Total distributions ($)                (1.34)     (0.75)     (0.04)     (1.02)         --         (0.13)
                                     -------    -------    -------     -------    --------      ---------
Net asset value, end of
 period ($)                            10.46       9.99      13.66      13.94       14.96         15.72
                                     =======    =======    =======     =======    ========      =========
Total return(4) (%)                    55.46       2.91      37.30      10.41        7.32          6.09(5)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                         18,342     23,967     47,553     34,835     189,778       169,515
Ratio of operating expenses
 to average net assets (%)              2.11       1.16       1.08       1.01        0.96          1.09(6)
Ratio of net investment loss
 to average net assets (%)             (1.30)     (0.32)     (0.07)     (0.08)      (0.37)        (0.59)(6)
Portfolio turnover rate (%)           129.57     167.08     214.59     215.07      230.66         38.90
Average commission rate(7) ($)            --         --         --     0.0278      0.0337        0.0376

--------------------------------------------------------------------------------

(1)  Per-share figures have been calculated using the average shares method.

(2) February 17, 1993 (commencement of share class designations) to September 30, 1993.

(3) March 15, 1993 (commencement of share class designations) to September 30, 1993.

(4)  Does not reflect any front-end or contingent deferred sales charges.

(5)  Not annualized

(6)  Annualized

(7) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended September 30, 1996.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Capital Fund
One Financial Center
Boston, MA 02111

Investment Adviser

State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor

State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services

State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian

State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel

Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Lawrence J. Haverty, Jr.
Vice President

Richard J. Jodka
Vice President

Rudolph K. Kluiber
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice President for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial Officer,
St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

[BACK COVER]


State Street Research Capital Fund                             ----------------
One Financial Center                                               Bulk Rate
Boston, MA 02111                                                 U.S. Postage
                                                                    PAID
                                                                  Permit #20
                                                                 Holliston, MA
                                                                    01746
                                                               ----------------

Questions? Comments?
Call us at 1-800-562-0032, or
Write us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408 or
E-mail us at:
        info@ssrfunds.com
Internet site:
        www.ssrfunds.com


[SSR LOGO] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Capital Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4931-980522(0699)SSR-LD                           CF-593D-0598

[FRONT COVER]

STATE STREET RESEARCH
EMERGING GROWTH FUND

SEMIANNUAL REPORT

March 31, 1998

WHAT'S INSIDE

Investment Update

About the Fund,
economy and markets

Fund Information

Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[DALBAR LOGO]

  For Excellence
        in
Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] The last quarter of 1997 and the first quarter of 1998 were periods of solid economic growth, marked by low inflation and strong investment returns. Unemployment and interest rates remain low, and consumer confidence continues at near-record highs.

[bullet] Favorable economic factors have stimulated a boom in the housing market and stronger-than-expected retail sales.

[bullet] An economic crisis in Southeast Asia raised concerns about the potential impact on U.S. exports and profits at multinational companies. However, the effects have yet to be felt by American companies.

The Markets

[bullet] The S&P 500, a broad measure of common stock performance, gained
         17.21% for the six-month period.(1) Small stocks were strong at the beginning of the period, then gave back some of their gains as turmoil in Southeast Asia led a retreat to large-capitalization brand-name companies. Small stocks picked up again in March, the final month of the period.

[bullet] Bonds gained momentum at the beginning of the six-month period, as long-term interest rates plunged below 6.0%, then delivered modest gains in the second half. High-yield bonds were among the quarter's strongest performers. Mortgage bonds held up well, despite concerns that refinancing could become a negative factor in the period ahead.

THE FUND

Over the past six months

[bullet] For the six months ended March 31, 1998, Class A shares of Emerging
         Growth Fund returned 5.59% [does not reflect sales charge.](2) The Fund outperformed the Russell 2000 Growth Index, a common measure of small company growth stock performance, which gained 2.71% over the same period, and the Lipper Small Cap Fund Average, which was up 5.32%.

[bullet] Good stock selection among the consumer, financial, health care and technology sectors helped boost performance. Both the consumer and financial sectors offer growth potential at attractive valuations. Business prospects have improved for health care companies. And technology recovered from a sell-off during the fourth quarter of 1997.

[bullet] Declining oil prices hurt the Fund's investment in energy stocks.
         Current Strategy

[bullet] The manager added to the Fund's investment in technology and health care stocks.

[bullet] Because the small-cap sector, in general, is at or near a historical low in valuation relative to large-cap stocks, the Fund continues to seek opportunity among small-cap stocks with growth potential and attractive valuations.

March 31, 1998

(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2) 5.15% for Class B shares; 5.16% for Class C shares; 5.73% for Class S shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1994, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "S" shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

Because the Fund invests in emerging growth and special situation companies, an investment in the Fund may involve greater-than-average risk and above-average price fluctuation. Small-company stocks are more volatile than large-company stocks.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 1998)
--------------------------------------------------------------------------------
SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3),(4),(5)

               Life of Fund
             (since 10/4/93)       1 year
            -----------------   -----------
Class A          13.56%            50.29%
---------        -----             -----
Class B          13.65%            51.17%
---------        -----             -----
Class C          13.95%            55.44%
---------        -----             -----
Class S          15.07%            57.94%

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

Top 10 Holdings
(by percentage of net assets)

 (1) Total Renal Care   Dialysis centers                    4.0%

 (2) Chicago Miniature Lamp   Lighting products             2.7%

 (3) Biovail   International pharmaceutical company         2.6%

 (4) Radiant Systems   Integrated systems                   2.1%

 (5) Remec   Defense systems equipment                      2.1%

 (6) Intelligent Polymers   Drug delivery systems           2.0%

 (7) Steiner Leisure   Commerical services                  2.0%

 (8) Aeroflex   Electronics                                 1.8%

 (9) ITEQ   Industrial products & services                  1.6%

(10) Wesley Jessen VisionCare   Contact lens products       1.6%

These securities represent an aggregate of 22.5% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)

-------------------------------- [Bar Chart] -----------------------------------

                   Computer Software & Service        13.1%

                   Business Service                    8.6%

                   Drug                                8.5%

                   Hospital Supply                     8.4%

                   Electronic Equipment                7.1%

                   Total: 45.7%

--------------------------------------------------------------------------------

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

                                                                        Value
                                                         Shares        (Note 1)
                                                   -----------------   -----------
COMMON STOCKS 92.1%
Basic Industries 6.6%
Electrical Equipment 1.5%
Aztec Manufacturing Co.* .......................         60,000        $  862,500
Essex International Inc.* ......................         24,300           959,850
                                                                       ----------
                                                                        1,822,350
                                                                       ----------
Machinery 3.0%
ITEQ Inc.* .....................................        136,000         1,938,000
Terex Corp.* ...................................         64,200         1,737,412
                                                                       ----------
                                                                        3,675,412
                                                                       ----------
Metal & Mining 1.8%
Chicago Bridge & Iron Co. NV* ..................         39,700           664,975
Wyman-Gordon Co.* ..............................         69,600         1,592,100
                                                                       ----------
                                                                        2,257,075
                                                                       ----------
Truckers 0.3%
CNF Transportation Inc. ........................         11,800           424,063
                                                                       ----------
Total Basic Industries ...........................................      8,178,900
                                                                       ----------
Consumer Cyclical 13.8%
Automotive 0.7%
Budget Group Inc. Cl. A* .......................         22,300           836,250
                                                                       ----------
Hotel & Restaurant 0.3%
Landry Seafood Restaurants Inc.* ...............         10,000           307,500
                                                                       ----------
Recreation 4.1%
Cinar Films Inc.* ..............................          7,100           302,638
International Game Technology Inc. .............         36,400           910,000
Royal Olympic Cruise Lines Inc.* ...............         21,400           358,450
Steiner Leisure Ltd.* ..........................         47,550         2,416,134
USA Networks Inc.* .............................         41,200         1,122,700
                                                                       ----------
                                                                        5,109,922
                                                                       ----------
Retail Trade 6.4%
Abercrombie & Fitch Co. Cl. A* .................         20,200           849,662
Blyth Industries Inc.* .........................         17,300           590,363
Borders Group Inc.* ............................         29,500         1,004,844
Brylane Inc.* ..................................         18,700         1,048,369
CSK Auto Corp.* ................................         10,300           231,750
InaCom Corp.* ..................................         17,200           475,150
Jones Apparel Group Inc.* ......................         22,200         1,222,387
Linens 'n Things Inc.* .........................         17,300           950,419
Proffitts Inc.* ................................         28,900         1,047,625
RDO Equipment Co. Cl. A* .......................         33,400           501,000
                                                                       ----------
                                                                        7,921,569
                                                                       ----------


                                                                         Value
                                                         Shares         (Note 1)
                                                   -----------------   ----------------
Textile & Apparel 2.3%
Columbia Sportswear Co.* .......................          1,400        $   29,575
Men's Wearhouse, Inc.* .........................         21,800           806,600
Timberland Co. Cl. A* ..........................         13,400           958,100
Warnaco Group Inc. Cl. A .......................         26,500         1,040,125
                                                                       ----------
                                                                        2,834,400
                                                                       ----------
Total Consumer Cyclical .............................................  17,009,641
                                                                       ----------
Consumer Staple 29.5%
Business Service 8.6%
American Eco Corp.* ............................         64,300           622,906
Avis Rent A Car, Inc.* .........................         11,600           376,275
Caribiner International Inc.* ..................         32,700         1,258,950
Dollar Thrifty Automotive Group, Inc.* .........         20,600           463,500
Hagler Bailly Inc.* ............................         39,400           985,000
HBO & Co. ......................................         20,800         1,255,800
PMT Services Inc.* .............................         46,800           839,475
Snyder Communications Inc.* ....................         39,000         1,828,125
Staff Leasing Inc.* ............................         19,500           541,125
Universal Outdoor Holdings Inc.* ...............         20,400         1,315,800
Waddell & Reed Financial Inc. Cl. A* ...........         13,400           348,400
Waterlink Inc.* ................................         58,600           820,400
                                                                       ----------
                                                                       10,655,756
                                                                       ----------
Container 0.9%
Trinity Industries Inc. ........................         20,000         1,097,500
                                                                       ----------
Drug 8.5%
Atrix Laboratories Inc.* .......................         38,700           735,300
Biovail Corp.* .................................         67,700         3,266,525
Columbia Laboratories Inc.* ....................         44,100           609,131
Intelligent Polymers Ltd.* .....................         79,000         2,429,250
Kos Pharmaceuticals Inc. .......................        118,900         1,114,688
Nutraceutical International Corp.* .............          4,700           103,400
Pathogenesis Corp.* ............................         18,400           616,400
PharmaPrint Inc.* ..............................         39,200           470,400
Spiros Development Corp.* ......................         71,800         1,148,800
                                                                       ----------
                                                                       10,493,894
                                                                       ----------
Hospital Supply 8.4%
Aradigm Corp.* .................................         49,700           627,463
Aviron Corp.* ..................................         35,300           816,312
Henry Schein Inc.* .............................         16,000           664,000
National Surgery Centers Inc.* .................         29,100           743,869
Respironics Inc.* ..............................         41,314         1,195,524
Total Renal Care Holdings Inc.* ................        149,500         4,980,219
Trigon Healthcare Inc.* ........................         17,900           538,119
Vital Signs Inc.* ..............................         31,900           721,737
                                                                       ----------
                                                                       10,287,243
                                                                       ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                                           Value
                                                          Shares          (Note 1)
                                                       ------------     ----------
Personal Care 1.6%
Wesley Jessen VisionCare Inc.* ..................         58,300        $1,916,612
                                                                        ----------
Printing & Publishing 1.5%
Hollinger International, Inc. Cl. A* ............         52,400           871,150
Valassis Communications Inc. ....................         24,900         1,020,900
                                                                        ----------
                                                                         1,892,050
                                                                        ----------
Total Consumer Staple .............................................     36,343,055
                                                                        ----------
Energy 4.8%
Oil 3.3%
Abacan Resource Corp.* ..........................        397,200           558,563
Arakis Energy Corp.* ............................        187,700           375,400
KCS Energy Inc. .................................         44,200           707,200
Maxx Petroleum Ltd.* ............................        335,900           440,869
Post Energy Corp.* ..............................        174,800           505,826
Seagull Energy Corp.* ...........................         31,700           608,244
Seven Seas Petroleum Inc.* ......................         33,500           868,906
                                                                        ----------
                                                                         4,065,008
                                                                        ----------
Oil Service 1.5%
Cliffs Drilling Co.* ............................         15,800           652,737
TMBR / Sharp Drilling Inc.* .....................            400             4,600
UTI Energy Corp.* ...............................         37,300           613,119
Willbros Group Inc.* ............................         35,900           590,106
                                                                        ----------
                                                                         1,860,562
                                                                        ----------
Total Energy ......................................................      5,925,570
                                                                        ----------
Finance 11.1%
Bank 2.0%
Bank United Corp. Cl. A* ........................         17,600           880,000
Commercial Federal Corp. ........................         22,050           802,069
North Fork Bancorporation Inc.* .................         20,800           803,400
                                                                        ----------
                                                                         2,485,469
                                                                        ----------
Financial Service 5.2%
Contifinancial Corp.* ...........................         37,100         1,131,550
CRIIMI MAE Inc.* ................................         27,700           427,619
FirstPlus Financial Group Inc.* .................         25,200         1,058,400
Healthcare Financial Partners Inc.* .............         22,300         1,056,462
Medallion Financial Corp.* ......................         33,300           903,263
T & W Financial Corp.* ..........................         64,300         1,848,625
                                                                        ----------
                                                                         6,425,919
                                                                        ----------
Insurance 3.9%
Chartwell Re Corp.* .............................         19,400           657,175
Delphi Financial Group Inc. Cl. A* ..............         12,852           684,369
E.W. Blanch Holdings Inc.* ......................         30,000         1,151,250

                                                                           Value
                                                          Shares          (Note 1)
                                                       ------------     ----------
Fidelity National Financial Inc.* ...............         21,692        $  797,174
HCC Insurance Holdings Inc. .....................         19,500           448,500
Mutual Risk Management Ltd. .....................         30,332         1,027,496
                                                                        ----------
                                                                         4,765,964
                                                                        ----------
Total Finance .....................................................     13,677,352
                                                                        ----------
Science & Technology 25.9%
Aerospace 0.6%
Anaren Microwave Inc.* ..........................         34,100           750,200
                                                                        ----------
Computer Software & Service 13.1%
Box Hill Systems Corp.* .........................         39,800           509,938
Check Point Software Technologies Ltd.* .........         27,300         1,247,269
Diamond Multimedia Systems Inc.* ................         67,400         1,002,575
Duane Reade Inc.* ...............................          4,600           117,588
Genesys Telecommunications, Inc.* ...............         28,100         1,067,800
I2 Technologies Inc.* ...........................         10,000           656,250
Industir-Matematik International Corp.* .........         40,100         1,258,137
JDA Software Group Inc.* ........................         14,800           786,250
QAD Inc.* .......................................         34,300           503,781
Radiant Systems Inc.* ...........................        106,200         2,628,450
Saville Systems PLC ADR* ........................         12,600           645,750
Standard Microsystems Corp.* ....................         34,500           336,375
STB Systems Inc. ................................         37,600           752,000
TCSI Corp.* .....................................         82,400           587,100
Titan Corp.* ....................................         68,900           452,156
Transition Systems Inc.* ........................         44,300           902,612
Veritas Software Co.* ...........................         14,900           880,962
Walker Interactive Systems, Inc.* ...............         52,400         1,025,075
Xylan Corp.* ....................................         32,700           797,063
                                                                        ----------
                                                                        16,157,131
                                                                        ----------
Electronic Components 4.6%
CHS Electronics Inc.* ...........................         30,850           578,438
ONIX Systems Inc.* ..............................         53,300           772,850
Remec Inc.* .....................................         90,900         2,607,694
RF Micro Devices Inc.* ..........................         42,000           614,250
Vitesse Semiconductor Corp.* ....................         11,900           561,159
World Access Inc.* ..............................         17,500           568,750
                                                                        ----------
                                                                         5,703,141
                                                                        ----------
Electronic Equipment 7.1%
Advanced Fibre Communications, Inc.* ............         16,100           585,638
Aeroflex Inc.* ..................................        169,800         2,249,850
Applied Micro Circuits Corp.* ...................         28,000           630,000
ATMI Inc.* ......................................         12,200           369,050
Chicago Miniature Lamp, Inc.* ...................         86,400         3,358,800
Pacific Aerospace Inc.* .........................         85,000           499,375

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------

                                                            Value
                                      Shares              (Note 1)
                                    --------           --------------
Electronic Equipment (cont'd)
Spectrian Corp.* ................   33,300             $   553,613
Sterling Commerce Inc.* .........    9,800                 454,475
                                                       -----------
                                                         8,700,801
                                                       -----------
Office Equipment 0.5%
Gateway 2000 Inc.* ..............   13,000                 610,187
                                                       -----------
Total Science & Technology ...............              31,921,460
                                                       -----------
Utility 0.4%
Natural Gas 0.4%
Calpine Corp.* ..................   26,000                 463,125
                                                       -----------
Total Utility ............................                 463,125
                                                       -----------
Total Common Stocks (Cost $89,546,734)....             113,519,103
                                                       -----------






                                            Principal      Maturity
                                             Amount          Date
                                          ------------   -----------
SHORT-TERM OBLIGATIONS 6.6%
American Express Credit Corp.,
  5.56% ...............................  $  563,000      4/03/1998          563,000
American Express Credit Corp.,
  5.59% ...............................   2,769,000      4/08/1998        2,769,000
Cargill Inc., 6.00% ...................     991,000      4/01/1998          991,000
Norwest Financial Inc., 5.54% .........   3,868,000      4/03/1998        3,868,000
                                                                          ---------
Total Short-Term Obligations (Cost $8,191,000)....................        8,191,000
                                                                          ---------
Total Investments (Cost $97,737,734)--98.7%.......................      121,710,103
Cash and Other Assets, Less Liabilities--1.3% ....................        1,605,564
                                                                        -----------
Net Assets--100.0% ...............................................     $123,315,667
                                                                       ============

Federal Income Tax Information:

At March 31, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $97,764,378 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ..........................................   $27,752,098
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ........................................    (3,806,373)
                                                        -----------
                                                        $23,945,725
                                                        ===========

--------------------------------------------------------------------------------
* Nonincome-producing securities

ADR stands for American Depository Receipt, representing ownership of foreign securities.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 1998 (Unaudited)

Assets
Investments, at value (Cost $97,737,734) (Note 1)....................  $121,710,103
Cash ................................................................       600,278
Receivable for securities sold ......................................     1,163,013
Receivable for fund shares sold .....................................       337,644
Dividends and interest receivable ...................................        14,754
Receivable from Distributor (Note 3) ................................         7,366
Deferred organization costs and other assets (Note 1) ...............        27,225
                                                                       ------------
                                                                        123,860,383
Liabilities
Accrued management fee (Note 2) .....................................       135,230
Accrued distribution and service fees (Note 5) ......................       120,240
Payable for fund shares redeemed ....................................       114,591
Payable for securities purchased ....................................        43,500
Accrued transfer agent and shareholder services
  (Note 2) ..........................................................        29,812
Accrued trustees' fees (Note 2) .....................................        10,885
Other accrued expenses ..............................................        90,458
                                                                       ------------
                                                                            544,716
                                                                       ------------
Net Assets                                                              $123,315,667
                                                                       ============
Net Assets consist of:
 Unrealized appreciation of investments .............................   $23,972,369
 Accumulated net realized gain ......................................     3,002,423
 Paid-in capital ....................................................    96,340,875
                                                                       ------------
                                                                        $123,315,667
                                                                       ============
Net Asset Value and redemption price per share of
  Class A shares ($43,079,940 [divided by] 3,225,300 shares).........        $13.36
                                                                             ======
Maximum Offering Price per share of Class A shares
  ($13.36 [divided by] .955).........................................        $13.99
                                                                             ======
Net Asset Value and offering price per share of Class
  B shares ($62,568,057 [divided by] 4,871,336 shares)*..............        $12.84
                                                                             ======
Net Asset Value and offering price per share of Class
  C shares ($9,713,267 [divided by] 756,054 shares)*.................        $12.85
                                                                             ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($7,954,403 [divided by] 585,390
  shares) ...........................................................        $13.59
                                                                             ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 1998 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $673.......................    $  105,495
Interest (Note 1) ............................................       367,388
                                                                  ----------
                                                                     472,883
Expenses
Management fee (Note 2) ......................................       359,237
Transfer agent and shareholder services (Note 2) .............        92,571
Custodian fee ................................................        55,488
Service fee--Class A (Note 5) ................................        43,691
Distribution and service fees--Class B (Note 5) ..............       231,720
Distribution and service fees--Class C (Note 5) ..............        38,874
Registration fees ............................................        25,122
Reports to shareholders ......................................        21,927
Audit fee ....................................................        10,008
Trustees' fees (Note 2) ......................................         9,518
Legal fees ...................................................         5,138
Amortization of organization costs (Note 1) ..................         3,239
Miscellaneous ................................................         3,441
                                                                  ----------
                                                                     899,974
Expenses borne by the Distributor (Note 3) ...................       (58,868)
                                                                  ----------
                                                                     841,106
                                                                  ----------
Net investment loss ..........................................      (368,223)
                                                                  ----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3) .............     6,040,071
Net unrealized appreciation of investments ...................     2,341,296
                                                                  ----------
Net gain on investments ......................................     8,381,367
                                                                  ----------
Net increase in net assets resulting from operations .........    $8,013,144
                                                                  ==========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Six months ended
                                              Year ended          March 31, 1998
                                          September 30, 1997       (Unaudited)
                                         --------------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................   $  (615,038)           $   (368,223)
Net realized gain on
  investments ........................    14,594,498               6,040,071
Net unrealized appreciation of
  investments ........................    12,653,977               2,341,296
                                         -----------            ------------
Net increase resulting from
  operations..........................    26,633,437               8,013,144
                                         -----------            ------------
Distributions from net
  realized gains:
 Class A .............................    (1,462,798)             (5,928,768)
 Class B .............................    (1,761,067)             (7,729,363)
 Class C .............................      (320,673)             (1,418,848)
 Class S .............................    (1,026,873)             (1,185,620)
                                         -----------            ------------
                                          (4,571,411)            (16,262,599)
                                         -----------            ------------
Net increase from fund share
  transactions (Note 6) ..............     6,103,327              42,139,958
                                         -----------            ------------
Total increase in net assets .........    28,165,353              33,890,503
Net Assets
Beginning of period ..................    61,259,811              89,425,164
                                         -----------            ------------
End of period ........................   $89,425,164            $123,315,667
                                         ===========            ============



The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 1998

Note 1

State Street Research Emerging Growth Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Emerging Growth Fund, State Street Research Capital Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to provide growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of emerging growth and small capitalization companies.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 1998, the value of the securities loaned and the value of collateral were $14,517,406 and $14,620,424, respectively. During the six months ended March 31, 1998, income from securities lending amounted to $41,978 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees equal to 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 1998, the fees pursuant to such agreement amounted to $359,237.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 1998, the amount of such shareholder servicing and account maintenance expenses was $33,717.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,518 during the six months ended March 31, 1998.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended March 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $58,868.

Note 4

For the six months ended March 31, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $71,223,900 and $49,130,766, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 1998, fees pursuant to such plan amounted to $43,691, $231,720 and $38,874 for Class A, Class B and Class C, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $26,287 and $127,824, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $344,018 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $21,951 and $642 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                                     Six months ended
                                                                             Year ended               March 31, 1998
                                                                         September 30, 1997             (Unaudited)
                                                                   ------------------------------ --------------------------
Class A                                                                Shares          Amount        Shares        Amount
------------------------------------------------------------------ -------------- --------------- -----------  -------------
Shares sold ......................................................      736,606    $  9,356,719    1,140,623     $4,056,279
Issued upon reinvestment of distributions from net realized gains       133,558       1,418,423      462,113      5,446,850
Shares redeemed ..................................................     (399,385)     (4,800,572)    (595,557)     7,690,303)
                                                                       --------    ------------    ---------     ----------
Net increase .....................................................      470,779    $  5,974,570    1,007,179     $1,812,826
                                                                       ========    ============    =========     ==========
Class B                                                               Shares          Amount        Shares        Amount
------------------------------------------------------------------    --------     ------------   ---------      ----------
Shares sold ......................................................      916,437    $ 11,267,074    1,990,256     $3,456,402
Issued upon reinvestment of distributions from net realized gains       157,306       1,632,835      522,996      5,952,742
Shares redeemed ..................................................     (519,013)     (5,932,931)    (326,400)     3,908,395)
                                                                       --------    ------------    ---------     ----------
Net increase .....................................................      554,730    $  6,966,978    2,186,852     $5,500,749
                                                                       ========    ============    =========     ==========
Class C (Formerly Class D)                                            Shares          Amount        Shares        Amount
------------------------------------------------------------------    --------     ------------   ---------      ----------
Shares sold ......................................................      146,268    $  1,835,625      268,459     $3,250,515
Issued upon reinvestment of distributions from net realized gains        29,013         300,866       74,509        848,275
Shares redeemed ..................................................      (86,639)       (977,990)     (81,091)      (949,941)
                                                                       --------    ------------    ---------     ----------
Net increase .....................................................       88,642    $  1,158,501      261,877     $3,148,849
                                                                       ========    ============    =========     ==========
Class S (Formerly Class C)                                            Shares          Amount        Shares        Amount
------------------------------------------------------------------    --------     ------------    ---------      ----------
Shares sold ......................................................      315,695    $  3,716,288      152,697     $1,899,856
Issued upon reinvestment of distributions from net realized gains        95,612       1,026,868       98,988      1,185,510
Shares redeemed ..................................................   (1,129,494)    (12,739,878)    (111,798)     1,407,832)
                                                                     ----------    ------------    ---------     ----------
Net increase (decrease) ..........................................     (718,187)   $ (7,996,722)     139,887     $1,677,534
                                                                     ==========    ============    =========     ==========

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                    Class A
                                                    ------------------------------------------------------------------------
                                                                  Years ended September 30
                                                    -----------------------------------------------------  Six months ended
                                                                                                            March 31, 1998
                                                         1994(2)       1995(1)     1996(1)      1997(1)     (Unaudited)(1)
                                                    ---------------- ---------- ------------ ------------ ------------------
Net asset value, beginning of period ($)                 9.45            8.56        9.69        11.33            15.53
                                                         -----          ------     ------       ------            -----
 Net investment loss ($)*                               (0.02)          (0.08)      (0.09)       (0.08)           (0.02)
 Net realized and unrealized gain (loss)
  on investments ($)                                    (0.87)           1.21        1.73         5.13             0.46
                                                        ------         -------     -------      -------           ------
Total from investment operations ($)                    (0.89)           1.13        1.64         5.05             0.44
                                                        ------         -------     -------      -------           ------
 Distributions from net realized gains ($)                 --              --          --        (0.85)           (2.61)
                                                        ------         -------     -------      -------           ------
Total distributions ($)                                    --              --          --        (0.85)           (2.61)
                                                        ------         -------     -------      -------           ------
Net asset value, end of period ($)                       8.56            9.69       11.33        15.53            13.36
                                                        ======         =======     =======      =======           ======
Total return(4) (%)                                     (9.42)(5)       13.20       16.92        48.00             5.59(5)
Ratios/supplemental data:
Net assets at end of period ($ thousands)              21,986          21,480      19,791       34,446           43,080
Ratio of operating expenses to
 average net assets (%)*                                 1.35(6)         1.35        1.35         1.35             1.35(6)
Ratio of net investment loss to
 average net assets (%)*                                (0.58)(6)       (0.93)      (0.96)       (0.64)           (0.36)(6)
Portfolio turnover rate (%)                             83.61          178.60      155.85       273.33            54.48
Average commission rate(7) ($)                             --              --      0.0159       0.0201           0.0172
*Reflects voluntary assumption of fees or expenses
per share in each period (Note 3) ($)                    0.02            0.06        0.04         0.04             0.01

                                                                                    Class B
                                                    ------------------------------------------------------------------------
                                                                   Years ended September 30                 Six months ended
                                                    ------------------------------------------------------   March 31, 1998
                                                         1994(2)        1995(1)     1996(1)      1997(1)     (Unaudited)(1)
                                                    ----------------- ---------- ------------ ------------ -----------------
Net asset value, beginning of period ($)                   9.45           8.52       9.58        11.11             15.09
                                                           ------        ------     ------       ------             -----
 Net investment loss ($)*                                 (0.06)         (0.14)     (0.17)       (0.16)            (0.07)
 Net realized and unrealized gain (loss)
  on investments ($)                                      (0.87)          1.20       1.70         4.99              0.43
                                                          -------       -------     -------      -------            ------
Total from investment operations ($)                      (0.93)          1.06       1.53         4.83              0.36
                                                          -------       -------     -------      -------            ------
 Distributions from net realized gains ($)                   --             --         --        (0.85)            (2.61)
                                                          -------       -------     -------      -------            ------
Total distributions ($)                                      --             --         --        (0.85)            (2.61)
                                                          -------       -------     -------      -------            ------
Net asset value, end of period ($)                         8.52           9.58      11.11        15.09             12.84
                                                          =======       =======    ======       ======            ======
Total return(4) (%)                                       (9.84)(5)      12.44      15.97        46.91              5.15(5)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                29,287         26,489     23,656       40,512            62,568
Ratio of operating expenses to
 average net assets (%)*                                   2.10(6)        2.10       2.10         2.10              2.10(6)
Ratio of net investment loss to
 average net assets (%)*                                  (1.32)(6)      (1.67)     (1.71)       (1.40)            (1.11)(6)
Portfolio turnover rate (%)                               83.61         178.60     155.85       273.33             54.48
Average commission rate(7) ($)                               --             --     0.0159       0.0201            0.0172
*Reflects voluntary assumption of fees or expenses
per share in each period (Note 3) ($)                      0.02           0.06       0.04         0.03              0.01

                                                                            Class C (Formerly Class D)
                                                    ---------------------------------------------------------------------------
                                                                    Years ended September 30
                                                    --------------------------------------------------------   Six months ended
                                                                                                                March 31, 1998
                                                           1994(2)          1995(1)     1996(1)      1997(1)     (Unaudited)(1)
                                                    ----------------- ------------ ------------ ------------ ------------------
Net asset value, beginning of period ($)                   9.45             8.52        9.58        11.10          15.10
                                                           ------         ------      ------       ------          -----
 Net investment loss ($)*                                 (0.06)           (0.14)      (0.16)       (0.16)         (0.07)
 Net realized and unrealized gain (loss)
  on investments ($)                                      (0.87)            1.20        1.68         5.01           0.43
                                                          -------         ------      -------      -------         ------
Total from investment operations ($)                      (0.93)            1.06        1.52         4.85           0.36
                                                          -------         ------      -------      -------         ------
 Distributions from net realized gains ($)                   --               --          --        (0.85)         (2.61)
                                                          -------         ------      -------      -------         ------
Total distributions ($)                                      --               --          --        (0.85)         (2.61)
                                                          -------         ------      -------      -------         ------
Net asset value, end of period ($)                         8.52             9.58       11.10        15.10          12.85
                                                          =======         ======      =======      =======         ======
Total return(4) (%)                                       (9.84)(5)        12.44       15.87        47.15           5.16(5)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                10,032            7,391       4,503        7,460          9,713
Ratio of operating expenses to
 average net assets (%)*                                   2.10(6)          2.10        2.10         2.10           2.10(6)
Ratio of net investment loss to
 average net assets (%)*                                  (1.32)(6)        (1.67)      (1.71)       (1.41)         (1.11)(6)
Portfolio turnover rate (%)                               83.61           178.60      155.85       273.33          54.48
Average commission rate(7) (%)                               --               --      0.0159       0.0201         0.0172
*Reflects voluntary assumption of fees or expenses
per share in each period (Note 3) ($)                      0.02             0.06        0.04         0.03           0.01

                                                                          Class S (Formerly Class C)
                                                    -----------------------------------------------------------------------
                                                                   Years ended September 30                Six months ended
                                                    -----------------------------------------------------   March 31, 1998
                                                           1994(3)      1995(1)     1996(1)      1997(1)     (Unaudited)(1)
                                                    ---------------- ---------- ------------ ------------ -----------------
Net asset value, beginning of period ($)                   9.55          8.60       9.77        11.44         15.73
                                                           -----        ------     ------       ------         -----
 Net investment loss ($)*                                 (0.06)        (0.06)     (0.07)       (0.04)        (0.01)
 Net realized and unrealized gain (loss)
  on investments ($)                                      (0.89)         1.23       1.74         5.18          0.48
                                                          ------       -------     -------      -------        ------
Total from investment operations ($)                      (0.95)         1.17       1.67         5.14          0.47
                                                          ------       -------     -------      -------        ------
 Distributions from net realized gains ($)                   --            --         --        (0.85)        (2.61)
                                                          ------       -------     -------      -------        ------
Total distributions ($)                                      --            --         --        (0.85)        (2.61)
                                                          ------       -------     -------      -------        ------
Net asset value, end of period ($)                         8.60          9.77      11.44        15.73         13.59
                                                          ======       =======     =======      =======        ======
Total return(4) (%)                                       (9.95)(5)     13.60      17.09        48.34          5.73(5)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                 7,033        12,380     13,311        7,008         7,954
Ratio of operating expenses to
 average net assets (%)*                                   1.10(6)       1.10       1.10         1.10          1.10(6)
Ratio of net investment loss to
 average net assets (%)*                                  (0.68)(6)     (0.71)     (0.71)       (0.39)        (0.11)(6)
Portfolio turnover rate (%)                               83.61        178.60     155.85       273.33         54.48
Average commission rate(7) (%)                               --            --     0.0159       0.0201        0.0172
*Reflects voluntary assumption of fees or expenses
per share in each period (Note 3) ($)                      0.04          0.06       0.04         0.03          0.01

--------------------------------------------------------------------------------

(1)  Per-share figures have been calculated using the average shares method.

(2) February 1, 1994 (commencement of share class designations) to September 30, 1994.

(3)  October 4, 1993 (commencement of operations) to September 30, 1994.

(4) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(5)  Not annualized.

(6)  Annualized.

(7) Average commission rate per share paid by the Fund for security trades on which commissions are charged beginning with the fiscal year ended September 30, 1996.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Emerging Growth Fund
One Financial Center
Boston, MA 02111

Investment Adviser

State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor

State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services

State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian

State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel

Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Lawrence J. Haverty, Jr.
Vice President

Richard J. Jodka
Vice President

Rudolph K. Kluiber
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice President for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

[BACK COVER]

State Street Research Emerging Growth Fund                     ----------------
One Financial Center                                               Bulk Rate
Boston, MA 02111                                                 U.S. Postage
                                                                    PAID
                                                                  Permit #20
                                                                 Holliston, MA
                                                                    01746
                                                               ----------------

Questions? Comments?
Call us at 1-800-562-0032, or
Write us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408, or
E-mail us at:
        info@ssrfunds.com
Internet site:
        www.ssrfunds.com

[SSR Logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Emerging Growth Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4932-980522(0699)SSR-LD                         SCG-006E-0598